UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Annual Report
3.31.10

Management’s discussion of
Fund performance

By Rainier investment Management, inc.

In a dramatic rebound, large-company growth stocks generated extremely strong gains during the past year in response to better macroeconomic and fundamental factors, which significantly improved investor demand for equities overall. For the 12 months ended March 31, 2010, John Hancock Rainier Growth Fund’s Class A shares posted a total return of 42.60% at net asset value. In comparison, the average large-cap growth fund returned 48.34%, as tracked by Morningstar, Inc., the Russell 1000 Growth Index, the Fund’s benchmark, returned 49.75% and the Standard & Poor’s 500 Index returned 49.77%.

Technology was the Fund’s biggest contributor both to absolute and relative performance, where our larger-than-benchmark positions in Apple, Inc. and Cognizant Technology Solutions Corp. proved beneficial. Some advantageous picks among energy stocks — namely Devon Energy Corp. and Transocean Ltd. — also helped, as did our decision not to own Exxon Mobil Corp., a major component of the Russell 1000 Growth Index. We sold Devon Energy and Transocean to lock in gains. Industrial and materials companies Precision Castparts Corp. and Freeport-McMoRan Copper & Gold Inc. also topped our list of best performers. The biggest detractor from the Fund’s relative performance was the consumer discretionary sector, within which were some of the best and worst performers. The Fund’s best contributor relative to the benchmark index for the year was Amazon. com, Inc., while other picks — specifically Lowe’s Companies, Inc. and Best Buy Co., Inc., the latter of which we sold — acted as drags. Overall the health care sector was a detractor from performance although results were mixed. On the plus side, holdings in Express Scripts Inc. and Alcon Inc. were among the Fund’s top 10 performers for the year. We took profits and sold Alcon. However, Illumina Inc., St. Jude Medical Inc., Abbott Laboratories and Gilead Sciences Inc. trailed the market. We sold Illumina and St. Jude. Our positioning within the best-performing sector of the market, financial services, also hurt, as did owning global power company The AES Corp.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Rainier Growth Fund | Annual report

A look at performance

Total returns for the period ended March 31, 2010

	Average annual returns (%)				Cumulative returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
	1-year	5-year	10-year	Since inception 1	1-year	5-year	10-year	Since inception 1

Class A2	35.43	2.15	—	–3.64	35.43	11.24	—	–30.43
Class B2	36.52	1.70	—	–4.29	36.52	8.79	—	–34.93
Class C2	40.52	2.07	—	–4.29	40.52	10.79	—	–34.93
Class i2,3	43.20	3.55	—	–2.83	43.20	19.05	—	–24.47
Class R1[2,3]	41.98	2.47	—	–3.92	41.98	12.96	—	–32.37
Class R3[2,3]	42.18	2.57	—	–3.82	42.18	13.55	—	–31.68
Class R4[2,3]	42.70	2.89	—	–3.52	42.70	15.29	—	–29.63
Class R5[2,3]	43.07	3.19	—	–3.24	43.07	17.01	—	–27.54
Class T2,3	34.71	1.46	—	–4.31	34.71	7.50	—	–35.03
Class AdV [2,3]	42.87	3.29	—	–3.07	42.87	17.56	—	–26.31
Class NAV [2,3]	43.38	3.63	—	–2.74	43.38	19.52	—	–23.81

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, R1, R3, R4, R5, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 7-31-10. The net expenses are as follows: Class A — 1.35%, Class B — 2.10%, Class C — 2.10%, Class R1 — 1.80%, Class R3 — 1.65%, Class R4 —1.35%, Class R5 — 1.05% and Class T — 1.98%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.47%, Class B — 2.82%, Class C — 2.82%, Class R1 — 8.70%, Class R3 — 8.57%, Class R4 — 8.26%, Class R5 — 7.95% and Class T — 2.07%. For other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.86%, Class ADV —1.14% and Class NAV — 0.83%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 6-15-00.

2 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. The inception date for Class A, B, C, I, R1, R3, R4, R5, ADV and NAV shares of the John Hancock Rainier Growth Fund is 4-28-08. The predecessor fund’s Original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns for Class B, C, I, R1, R3, R4, R5, ADV and NAV prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, I, R1, R3, R4, R5, ADV, and NAV, respectively. Class T shares were first offered 10-6-08; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

3 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4, R5, T, ADV and NAV shares prospectuses.

Annual report | Rainier Growth Fund	7

A look at performance

growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Rainier Growth Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
	Period beginning	charge	sales charge	Index 1[3]	Index 2

Class B1,4	6-15-00	$6,507	$6,507	$6,685	$9,467

Class C1,4	6-15-00	6,507	6,507	6,685	9,467

Class I1,5	6-15-00	7,553	7,553	6,685	9,467

Class R1[1,5]	6-15-00	6,763	6,763	6,685	9,467

Class R3[1,5]	6-15-00	6,832	6,832	6,685	9,467

Class R4[1,5]	6-15-00	7,037	7,037	6,685	9,467

Class R5[1,5]	6-15-00	7,246	7,246	6,685	9,467

Class T1,5	6-15-00	6,840	6,497	6,685	9,467

Class ADV[1,5]	6-15-00	7,369	7,369	6,685	9,467

Class NAV[1,5]	6-15-00	7,619	7,619	6,685	9,467

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, C, I, R1, R3, R4, R5, T, ADV and NAV shares, respectively, as of 3-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. The inception date for Class A, B, C, I, R1, R3, R4, R5, ADV and NAV shares of the John Hancock Rainier Growth Fund is 4-28-08. The predecessor fund’s Original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns for Class B, C, I, R1, R3, R4, R5, ADV and NAV prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, I, R1, R3, R4, R5, ADV, and NAV, respectively. Class T shares were first offered 10-6-08; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

2 NAV represents net asset value and POP represents public offering price.

3 Index 1 as of closest month end to fund inception date.

4 The contingent deferred sales charge, if any, is not applicable.

5 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4, R5, T, ADV and NAV shares prospectuses.

8	Rainier Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value	Expenses paid during period
	on 10-1-09	on 3-31-10	ended 3-31-10[1]

Class A	$1,000.00	$1,117.10	$7.55

Class B	1,000.00	1,113.20	11.33

Class C	1,000.00	1,113.20	12.17

Class I	1,000.00	1,119.90	4.70

Class R1	1,000.00	1,115.00	9.49

Class R3	1,000.00	1,115.40	8.70

Class R4	1,000.00	1,117.30	7.13

Class R5	1,000.00	1,118.70	5.55

Class T	1,000.00	1,115.60	9.02

Class ADV	1,000.00	1,119.00	6.02

Class NAV	1,000.00	1,120.50	4.12

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Rainier Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 10-1-09	on 3-31-10	ended 3-31-10[1]

Class A	$1,000.00	$1,017.80	$7.19

Class B	1,000.00	1,014.20	10.80

Class C	1,000.00	1,013.40	11.60

Class I	1,000.00	1,020.50	4.48

Class R1	1,000.00	1,016.00	9.05

Class R3	1,000.00	1,016.70	8.30

Class R4	1,000.00	1,018.20	6.79

Class R5	1,000.00	1,019.70	5.29

Class T	1,000.00	1,016.40	8.60

Class ADV	1,000.00	1,019.20	5.74

Class NAV	1,000.00	1,021.00	3.93

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.43%, 2.15%, 2.31%, 0.89%, 1.80%, 1.65%, 1.35%, 1.05%, 1.71%, 1.14% and 0.78% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Rainier Growth Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Apple, Inc.	4.2%	Celgene Corp.	2.1%

Cisco Systems, Inc.	3.2%	Oracle Corp.	2.0%

Google, Inc., Class A	3.0%	BlackRock, Inc.	1.9%

Microsoft Corp.	2.8%	Freeport-McMoRan
		Copper & Gold, Inc.	1.8%
Visa, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Sector Composition[2,3]

Information Technology	31%	Materials	5%

Consumer Discretionary	16%	Energy	3%

Health Care	15%	Telecommunication Services	2%

Industrials	12%	Utilities	1%

Consumer Staples	7%	Short-Term Investments and Other	1%

Financials	7%

1 As a percentage of net assets on March 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Rainier Growth Fund	11

Fund’s investments

As of 3-31-10

	Shares	Value
Common Stocks 99.02%		$1,448,152,255

(Cost $1,198,625,245)
Consumer Discretionary 15.57%		227,708,823

Hotels, Restaurants & Leisure 3.29%

Carnival Corp.	383,080	14,894,150

Marriott International, Inc., Class A	359,990	11,346,885

McDonald’s Corp.	327,415	21,845,129

Internet & Catalog Retail 2.49%

Amazon.com, Inc. (I)	268,850	36,491,010

Media 3.62%

DIRECTV, Class A (I)	265,225	8,967,257

Dreamworks Animation SKG, Inc. (I)	286,470	11,284,053

The Walt Disney Company	513,540	17,927,681

Time Warner, Inc.	471,175	14,733,642

Multiline Retail 1.95%

Kohl’s Corp. (I)	264,790	14,505,196

Target Corp.	266,760	14,031,576

Specialty Retail 3.18%

Limited Brands, Inc.	644,100	15,857,742

Lowe’s Companies, Inc.	664,980	16,119,115

Tiffany & Company	306,010	14,532,415

Textiles, Apparel & Luxury Goods 1.04%

NIKE, Inc., Class B	206,435	15,172,972

Consumer Staples 7.45%		109,019,313

Beverages 1.54%

PepsiCo, Inc.	339,965	22,492,084

Food Products 0.98%

General Mills, Inc.	203,395	14,398,332

Household Products 2.39%

Church & Dwight Company, Inc.	192,825	12,909,634

Colgate-Palmolive Company	257,690	21,970,649

Personal Products 0.84%

Avon Products, Inc.	364,415	12,342,736

Tobacco 1.70%

Philip Morris International, Inc.	477,490	24,905,878

See notes to financial statements

12	Rainier Growth Fund | Annual report

	Shares	Value
Energy 3.02%		$44,134,864

Energy Equipment & Services 3.02%

Cameron International Corp. (I)	514,280	22,042,041

Halliburton Company	733,250	22,092,823

Financials 7.08%		103,554,954

Diversified Financial Services 7.08%

BlackRock, Inc.	126,890	27,631,566

Franklin Resources, Inc.	159,915	17,734,574

IntercontinentalExchange, Inc. (I)	186,965	20,973,734

JPMorgan Chase & Company	306,520	13,716,770

The Goldman Sachs Group, Inc.	137,715	23,498,310

Health Care 15.40%		225,177,761

Biotechnology 5.18%

Alexion Pharmaceuticals, Inc. (I)	217,580	11,829,825

Amgen, Inc. (I)	360,000	21,513,600

Celgene Corp. (I)	500,035	30,982,171

Gilead Sciences, Inc. (I)	62,805	2,856,371

Vertex Pharmaceuticals, Inc. (I)	208,980	8,541,013

Health Care Equipment & Supplies 1.28%

Medtronic, Inc.	416,390	18,750,042

Health Care Providers & Services 2.36%

Aveta, Inc. (I)(S)	97,210	486,050

Express Scripts, Inc. (I)	210,330	21,403,181

UnitedHealth Group, Inc.	384,440	12,559,655

Life Sciences Tools & Services 0.65%

QIAGEN NV (I)(L)	411,720	9,465,443

Pharmaceuticals 5.93%

Abbott Laboratories	387,960	20,437,733

Allergan, Inc.	182,455	11,917,961

Merck & Company, Inc.	500,870	18,707,495

Shire PLC, ADR (L)	213,980	14,114,121

Teva Pharmaceutical Industries, Ltd., SADR	342,630	21,613,100

Industrials 11.61%		169,786,067

Aerospace & Defense 2.40%

Precision Castparts Corp.	155,000	19,640,050

United Technologies Corp.	210,445	15,490,856

Air Freight & Logistics 0.69%

Expeditors International of Washington, Inc. (L)	273,290	10,089,867

Electrical Equipment 1.57%

ABB, Ltd. SADR (L)	540,060	11,794,910

AMETEK, Inc.	270,110	11,198,761

Industrial Conglomerates 1.49%

3M Company	260,805	21,795,474

See notes to financial statements

Annual report | Rainier Growth Fund	13

	Shares	Value
Machinery 4.41%

Cummins, Inc. (L)	396,800	$24,581,760

Danaher Corp.	225,870	18,049,272

Deere & Company	367,280	21,838,469

Road & Rail 1.05%

CSX Corp.	300,720	15,306,648

Information Technology 31.62%		462,379,281

Communications Equipment 6.45%

BancTec, Inc. (I)(R)	197,026	1,293,918

Cisco Systems, Inc. (I)	1,770,940	46,097,568

Juniper Networks, Inc. (I)(L)	430,535	13,208,814

QUALCOMM, Inc.	532,395	22,355,266

Research In Motion, Ltd. (I)	153,115	11,322,854

Computers & Peripherals 6.86%

Apple, Inc. (I)	264,110	62,047,362

EMC Corp. (I)	1,435,785	25,901,561

NetApp, Inc. (I)	381,920	12,435,315

Internet Software & Services 2.95%

Google, Inc., Class A (I)	76,090	43,143,791

IT Services 3.31%

Cognizant Technology Solutions Corp., Class A (I)	177,460	9,046,911

Visa, Inc., Class A	431,885	39,314,492

Semiconductors & Semiconductor Equipment 4.20%

Broadcom Corp., Class A	355,535	11,796,651

Intel Corp.	905,360	20,153,314

Marvell Technology Group, Ltd. (I)	1,046,010	21,317,684

NVIDIA Corp. (I)(L)	464,775	8,077,790

Software 7.85%

Adobe Systems, Inc. (I)	574,700	20,327,139

Check Point Software Technologies, Ltd. (I)	413,970	14,513,788

Citrix Systems, Inc. (I)	188,840	8,964,235

Microsoft Corp.	1,418,110	41,508,080

Oracle Corp.	1,150,360	29,552,748

Materials 4.88%		71,427,697

Chemicals 2.10%

FMC Corp.	168,545	10,203,714

Praxair, Inc.	248,215	20,601,845

Metals & Mining 2.78%

Freeport-McMoRan Copper & Gold, Inc.	310,865	25,969,662

Walter Energy, Inc.	158,800	14,652,476

Telecommunication Services 1.60%		23,410,360

Wireless Telecommunication Services 1.60%

American Tower Corp., Class A (I)	549,410	23,410,360

Utilities 0.79%		11,553,135

Independent Power Producers & Energy Traders 0.79%

The AES Corp. (I)	1,050,285	11,553,135

See notes to financial statements

14	Rainier Growth Fund | Annual report

		Par value	Value
Short-Term Investments 4.71%			$68,844,172

(Cost $68,846,187)

Repurchase Agreement 0.53%			7,688,000

Repurchase Agreement with State Street Corp. dated 3-31-10
at 0.00% to be repurchased at $7,688,000 on 4-1-10, collateralized by $7,690,000 Federal Home Loan Mortgage Corp., 4.200%
due 12-10-15 (valued at $7,843,800, including interest)		$7,688,000	7,688,000

		Shares	Value
Securities Lending Collateral 4.18%			61,156,172

John Hancock Collateral Investment Trust (W)	0.1970% (Y)	6,110,240	61,156,172

Total investments (Cost $1,267,471,432)† 103.73%		$1,516,996,427

Other assets and liabilities, net (3.73%)			($54,510,409)

Total net assets 100.00%		$1,462,486,018

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of March 31, 2010.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a percentage	Value as of
Issuer, description	Acquisition date	Acquisition cost	of Fund’s net assets	March 31, 2010

BancTec, Inc.
common stock	06-20-07	$4,728,640	0.09%	$1,293,918

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of March 31, 2010.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,289,378,817. Net unrealized appreciation aggregated $227,617,610, of which $260,292,729 related to appreciated investment securities and $32,675,119 related to depreciated investment securities.

See notes to financial statements

Annual report | Rainier Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,198,625,245)
including $59,614,566 of securities loaned (Note 2)	$1,448,152,255
Investments in affiliated issuers, at value (Cost $61,158,187) (Note 2)	61,156,172
Repurchase agreements, at value (Cost $7,688,000) (Note 2)	7,688,000

Total investments, at value (Cost $1,267,471,432)	1,516,996,427
Cash	99
Receivable for investments sold	6,829,650
Receivable for fund shares sold	512,565
Dividends and interest receivable	1,530,109
Receivable for securities lending income	4,179
Other receivables and prepaid assets	150,771

Total assets	1,526,023,800

Liabilities

Payable for fund shares repurchased	1,951,785
Payable upon return of securities loaned (Note 2)	61,166,612
Payable to affiliates
Accounting and legal services fees	16,609
Transfer agent fees	150,036
Distribution and service fees	1,355
Trustees’ fees	9,230
Investment management fees	25,153
Other liabilities and accrued expenses	217,002

Total liabilities	63,537,782

Net assets

Capital paid-in	$1,960,231,749
Undistributed net investment income	791,607
Accumulated net realized loss on investments and foreign
currency transactions	(748,062,563)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	249,525,225
Net assets	$1,462,486,018

See notes to financial statements

16	Rainier Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($384,132,060 ÷ 20,973,718 shares)	$18.31
Class B ($37,399,183 ÷ 2,066,002 shares)[1]	$18.10
Class C ($23,677,242 ÷ 1,308,064 shares)[1]	$18.10
Class I ($208,333,922 ÷ 11,258,904 shares)	$18.50
Class R1 ($176,974 ÷ 9,706 shares)	$18.23
Class R3 ($81,364 ÷ 4,452.360 shares)	$18.27
Class R4 ($81,835 ÷ 4,452 shares)	$18.38
Class R5 ($82,310 ÷ 4,456 shares)	$18.47
Class T ($82,977,632 ÷ 4,548,776 shares)	$18.24
Class ADV ($17,775,718 ÷ 964,630 shares)	$18.43
Class NAV ($707,767,778 ÷ 38,238,402 shares)	$18.51

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.27
Class T (net asset value per share ÷ 95%)[2]	$19.20

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Rainier Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$13,907,576
Securities lending	108,357
Interest	97,806
Less foreign taxes withheld	(171,129)

Total investment income	13,942,610

Expenses

Investment management fees (Note 4)	9,057,057
Distribution and service fees (Note 4)	1,546,541
Accounting and legal services fees (Note 4)	126,285
Transfer agent fees (Note 4)	1,845,113
Trustees’ fees (Note 4)	124,719
State registration fees (Note 4)	133,080
Printing and postage fees (Note 4)	171,044
Professional fees	57,603
Custodian fees	136,426
Registration and filing fees	147,065
Proxy fees	284,982
Other	47,266

Total expenses	13,677,181
Less expense reductions (Note 4)	(572,014)

Net expenses	13,105,167

Net investment income	837,443

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(35,590,560)
Investments in affiliated issuers	(3,413)
Foreign currency transactions	494
(35,593,479)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	446,161,529
Investments in affiliated issuers	(2,015)
Translation of assets and liabilities in foreign currencies	193
446,159,707
Net realized and unrealized gain	410,566,228
Increase in net assets from operations	$411,403,671

See notes to financial statements

18	Rainier Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-10	3-31-09

Increase (decrease) in net assets

From operations
Net investment income	$837,443	$679,905
Net realized loss	(35,593,479)	(310,987,326)
Change in net unrealized appreciation (depreciation)	446,159,707	(143,822,280)

Increase (decrease) in net assets resulting from operations	411,403,671	(454,129,701)

Distributions to shareholders
From net investment income
Class I	(8,940)	(128,337)
Class R5	(1)	(43)
Class NAV	(33,551)	(498,835)

Total distributions	(42,492)	(627,215)

From Fund share transactions (Note 5)	194,788,353	1,010,863,775

Total increase	606,149,532	556,106,859

Net assets

Beginning of year	856,336,486	300,229,627

End of year	$1,462,486,018	$856,336,486
Undistributed net investment income	$791,607	$36,984

See notes to financial statements

Annual report | Rainier Growth Fund	19

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	3-31-10	3-31-09[1]	3-31-08[2]	3-31-07[2]	3-31-06[2]
Per share operating performance

Net asset value, beginning of year	$12.84	$20.91	$20.44	$19.07	$15.64
Net investment loss	(0.03)[3]	(0.01)[3]	(0.02)	(0.04)	(0.07)[3]
Net realized and unrealized gain (loss) on investments	5.50	(8.06)	0.49	1.41	3.50
Total from investment operations	5.47	(8.07)	0.47	1.37	3.43
Net asset value, end of year	$18.31	$12.84	$20.91	$20.44	$19.07
Total return (%)[4,5]	42.60	(38.59)	2.30	7.18	21.93

Ratios and supplemental data

Net assets, end of year (in millions)	$384	$193	$164	$33	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.47	1.17[6]	1.30	1.72
Expenses net of fee waivers	1.38	1.18	1.19[6]	1.19	1.19
Expenses net of fee waivers and credits	1.34	1.18	1.19[6]	1.19	1.19
Net investment loss	(0.18)	(0.04)	(0.27)	(0.38)	(0.42)
Portfolio turnover (%)	102	101	86	101	96

1 After the close of business on April 25, 2008, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on April 28, 2008. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Prior to the reorganization (Note 7), the Fund was subject to a contractual expense reimbursement and recoupment plan.

CLASS B SHARES Period ended	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$12.79	$22.46
Net investment loss[2]	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	5.46	(9.58)
Total from investment operations	5.31	(9.67)
Net asset value, end of period	$18.10	$12.79
Total return (%)[3,4]	41.52	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.45	2.82[6]
Expenses net of fee waivers	2.11	2.05[6]
Expenses net of fee waivers and credits	2.09	2.04[6]
Net investment loss	(0.94)	(0.75)[6]
Portfolio turnover (%)	102	101[7]

1 The inception date for Class B shares is 4-28-08.

 2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

20	Rainier Growth Fund | Annual report

CLASS C SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.79	$22.46
Net investment loss[2]	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	5.46	(9.58)
Total from investment operations	5.31	(9.67)
Net asset value, end of period	$18.10	$12.79
Total return (%)[3,4]	41.52	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.34	2.82[6]
Expenses net of fee waivers	2.21	2.05[6]
Expenses net of fee waivers and credits	2.09	2.04[6]
Net investment loss	(0.93)	(0.77)[6]
Portfolio turnover (%)	102	101[7]

1 The inception date for Class C shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS I SHARES Period ended	3-31-10	3-31-09[1]	3-31-08[2]	3-31-07[2,3]
Per share operating performance

Net asset value, beginning of period	$12.92	$20.98	$20.44	$20.94
Net investment income[4]	0.04	0.04	—[5]	—[5]
Net realized and unrealized gain (loss) on investments	5.54	(8.09)	0.54	(0.50)
Total from investment operations	5.58	(8.05)	0.54	(0.50)
Less distributions
From net investment income	—[5]	(0.01)	—	—
Net asset value, end of period	$18.50	$12.92	$20.98	$20.44
Total return (%)[6]	43.20	(38.36)	2.64	(2.39)[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$208	$133	$136	$537
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.86	0.92[9]	1.00[10]
Expenses net of fee waivers	0.90	0.86	0.94[9]	0.94[10]
Expenses net of fee waivers and credits	0.90	0.86	0.94[9]	0.94[10]
Net investment income (loss)	0.26	0.22	(0.02)	0.15[10]
Portfolio turnover (%)	102	101	86	101[11]

1 After the close of business on April 25, 2008, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on April 28, 2008. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.

2 Audited by previous independent registered public accounting firm.

3 The inception date for Class I shares is 2-20-07.

4 Based on the average daily shares outstanding.

5 Less than ($0.005) per share.

6 Assumes dividend reinvestment (if applicable).

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Prior to the reorganization (Note 7), the Fund was subject to a contractual expense reimbursement and recoupment plan.

10 Annualized.

11 Annualized based on investments held for a full year.

See notes to financial statements

Annual report | Rainier Growth Fund	21

CLASS R1 SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.84	$22.46
Net investment loss[2]	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	5.50	(9.54)
Total from investment operations	5.39	(9.62)
Net asset value, end of period	$18.23	$12.84
Total return (%)[3,4]	41.98	(42.83)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.91	8.70[7]
Expenses net of fee waivers	1.78	1.64[7]
Expenses net of fee waivers and credits	1.78	1.64[7]
Net investment loss	(0.65)	(0.50)[7]
Portfolio turnover (%)	102	101[8]

1 The inception date for Class R1 shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS R3 SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.85	$22.46
Net investment loss[2]	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	5.49	(9.55)
Total from investment operations	5.42	(9.61)
Net asset value, end of period	$18.27	$12.85
Total return (%)[3,4]	42.18	(42.79)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.68	8.57[7]
Expenses net of fee waivers	1.62	1.54[7]
Expenses net of fee waivers and credits	1.62	1.54[7]
Net investment loss	(0.46)	(0.40)[7]
Portfolio turnover (%)	102	101[8]

1 The inception date for Class R3 shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

22	Rainier Growth Fund | Annual report

CLASS R4 SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.88	$22.46
Net investment loss[2]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	5.53	(9.56)
Total from investment operations	5.50	(9.58)
Net asset value, end of period	$18.38	$12.88
Total return (%)[3,4]	42.70	(42.65)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.33	8.26[7]
Expenses net of fee waivers	1.32	1.24[7]
Expenses net of fee waivers and credits	1.32	1.24[7]
Net investment loss	(0.16)	(0.10)[7]
Portfolio turnover (%)	102	101[8]

1 The inception date for Class R4 shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS R5 SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.91	$22.46
Net investment income[2]	0.02	0.03
Net realized and unrealized gain (loss) on investments	5.54	(9.57)
Total from investment operations	5.56	(9.54)
Less distributions
From net investment income	—[3]	(0.01)
Net asset value, end of period	$18.47	$12.91
Total return (%)[4,5]	43.07	(42.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.97	7.95[8]
Expenses net of fee waivers	1.02	0.94[8]
Expenses net of fee waivers and credits	1.02	0.94[8]
Net investment income	0.14	0.20[8]
Portfolio turnover (%)	102	101[9]

1 The inception date for Class R5 shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Rainier Growth Fund	23

CLASS T SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.86	$16.59
Net investment loss[2]	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	5.49	(3.68)
Total from investment operations	5.38	(3.73)
Net asset value, end of period	$18.24	$12.86
Total return (%)[3]	41.84	(22.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	2.07[6]
Expenses net of fee waivers	1.84	1.99[6]
Expenses net of fee waivers and credits	1.84	1.98[6]
Net investment loss	(0.69)	(0.74)[6]
Portfolio turnover (%)	102	101[7]

1 The inception date for Class T shares is 10-6-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS ADV SHARES Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.90	$22.46
Net investment income (loss)[2]	—[3]	(0.01)
Net realized and unrealized gain (loss) on investments	5.53	(9.55)
Total from investment operations	5.53	(9.56)
Net asset value, end of period	$18.43	$12.90
Total return (%)[4]	42.87[5]	(42.56)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.14[7]
Expenses net of fee waivers	1.14	1.14[7]
Expenses net of fee waivers and credits	1.14	1.14[7]
Net investment income (loss)	0.01	(0.04)[7]
Portfolio turnover (%)	102	101[8]

1 The inception date for Class ADV shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Less than $0.005 per share.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

24	Rainier Growth Fund | Annual report

CLASS NAV Period ended	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$12.91	$22.46
Net investment income[2]	0.05	0.04
Net realized and unrealized gain (loss) on investments	5.55	(9.57)
Total from investment operations	5.60	(9.53)
Less distributions
From net investment income	—[3]	(0.02)
Net asset value, end of period	$18.51	$12.91
Total return (%)[4]	43.38	(42.44)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.83[6]
Expenses net of fee waivers	0.82	0.83[6]
Expenses net of fee waivers and credits	0.82	0.83[6]
Net investment income	0.33	0.26[6]
Portfolio turnover (%)	102	101[7]

1 The inception date for Class NAV shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Rainier Growth Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Rainier Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class T and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R2 converted into Class A and Class R converted into Class R1.

Affiliates of the Fund owned 92%, 100%, 100% and 100% of shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5 shares, respectively, on March 31, 2010.

The Fund is the accounting and performance successor of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On April 28, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2010, by major security category or type:

26	Rainier Growth Fund | Annual report

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
INVESTMENTS IN SECURITIES	3-31-10	QUOTED PRICE	INPUTS	INPUTS

Common stocks
Consumer Discretionary	$227,708,823	$227,708,823	—	—
Consumer Staples	109,019,313	109,019,313	—	—
Energy	44,134,864	44,134,864	—	—
Financials	103,554,954	103,554,954	—	—
Health Care	225,177,761	224,691,711	—	$486,050
Industrials	169,786,067	169,786,067	—	—
Information Technology	462,379,281	461,085,363	—	1,293,918
Materials	71,427,697	71,427,697	—	—
Telecommunication	23,410,360	23,410,360	—	—
Services
Utilities	11,553,135	11,553,135	—	—
Short-Term Investments	68,844,172	61,156,172	$7,688,000	—

Total Investments in
Securities	$1,516,996,427	$1,507,528,459	$7,688,000	$1,779,968

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	HEALTH CARE	INFORMATION TECHNOLOGY

Balance as of March 31, 2009	$178,416	$1,582,227
Accrued discounts/premiums	—	—
Realized gain (loss)	(1,166,717)	(2,241,887)
Change in unrealized appreciation (depreciation)	1,474,351	1,953,578
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of March 31, 2010	$486,050	$1,293,918

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the

Annual report | Rainier Growth Fund	27

Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended March 31, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

28	Rainier Growth Fund | Annual report

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $726,155,178 available to offset future net realized capital gains. Availability of a certain amount of the loss carryforward, which was acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of March 31, 2010.

At March 31, 2010, capital loss carryforward available to offset future realized gains is as follows:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2011	2012	2016	2017	2018

$260,334,070	$86,800,122	$25,380,418	$113,554,715	$240,085,853

It is estimated that $304,466,160 of the loss carryforward, which was acquired on October 3, 2008, in mergers with John Hancock Core Equity Fund, John Hancock Growth Trends Fund, and John Hancock Technology Fund, as well as the carryforward acquired October 2, 2009, in a merger with John Hancock Health Sciences Fund, will likely expire unused because of limitations.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, at least annually. The tax character of distributions for the years ended March 31, 2010 and March 31, 2009 was as follows:

	MARCH 31, 2010	MARCH 31, 2009

Ordinary Income	$42,492	$627,215

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the components of distributable earnings on a tax basis included $842,466 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Rainier Growth Fund	29

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to expiration of capital loss carryforward in the amount of $500,226,008 and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser based on the aggregate net assets of the Fund and John Hancock Growth Equity Trust (Growth Equity). Growth Equity is a series of John Hancock Trust, an affiliate of the Fund, managed by the Adviser. The management fee is equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $3,000,000,000 of the Fund’s aggregate net assets; (b) 0.725% of the next $3,000,000,000 of the Fund’s aggregate net assets; and (c) 0.700% of the Fund’s aggregate net assets in excess of $6,000,000,000. The Adviser has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended March 31, 2010 were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Effective August 1, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 0.92% for Class I, 1.80% for Class R1, 1.65% for Class R3, 1.35% for Class R4, 1.05% for Class R5, 1.98% for Class T and 1.14% for Class ADV. The expense reimbursements and limits will continue in effect until July 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Prior to July 31, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.32% for Class A, 2.04% for Class B, 2.04% for Class C, 0.89% for Class I, 1.64% for Class R1, 1.54% for Class R3, 1.24% for Class R4, 0.94% for Class R5, 1.98% for Class T and 1.14% for Class ADV. Prior to April 30, 2009, the reimbursements and limits was 1.19% for Class A.

Accordingly, the expense reductions or reimbursements related to these agreements were $199,431, $112,468, $27,273, $1,879, $14,955, $2,004, $8,570, $8,569, $8,569 and $19,033 for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class ADV, respectively, for the year ended March 31, 2010.

30	Rainier Growth Fund | Annual report

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class T and Class ADV shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution fees and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R	0.75%	0.25%
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

For the year ended March 31, 2010, the Board of Trustees has authorized only 0.25% to be charged to Class A for 12b-1 fees.

Sales charges. Class A and Class T shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $104,923 and $55,602 for Class A and Class T shares, respectively, for the year ended March 31, 2010. Of those amounts, $14,473 and $8,212 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $69,350 and $32,773 was paid as sales commissions to broker-dealers and $21,100 and $14,617 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser for Class A and T shares, respectively.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2010, CDSCs amounts received by the Distributor amounted to $47,828 and $1,383 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

Annual report | Rainier Growth Fund	31

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R, R1, R2, R3, R4, R5, T and ADV shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $15.00 per shareholder account for Class A, R, R1, R2, R3, R4 and R5 shares and $16.50 per shareholder account for Class B, C and T shares. During the year ended March 31, 2010, there were no monthly fee assessed for Class I and ADV.

• Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended March 31, 2010, these fees totaled $169,263.

Class level expenses for the year ended March 31, 2010 were:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$726,435	$988,861	$24,422	$73,374
Class B	335,259	185,207	12,614	8,823
Class C	197,911	81,403	12,218	7,869
Class I	—	69,194	14,918	31,715
Class R	263	356	1,430	—
Class R1	924	911	16,106	—
Class R2	126	342	1,430	—
Class R3	461	814	7,862	—
Class R4	249	814	7,862	—
Class R5	36	814	7,862	—
Class T	240,584	507,822	15,002	42,611
Class ADV	44,293	8,575	11,354	6,652
Total	$1,546,541	$1,845,113	$133,080	$171,044

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2010 and 2009 were as follows:

	Year ended 3-31-10[1]		Year ended 3-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,995,167	$79,987,175	6,210,376	$113,185,170
Issued in reorganization (Note 7)	4,832,192	76,878,774	8,911,144	147,037,440
Exchanged from Class R2	4,460	69,930	—	—
Repurchased	(3,868,875)	(63,049,457)	(7,967,259)	(145,255,772)
Net increase	5,962,944	$93,886,422	7,154,261	$114,966,838

32	Rainier Growth Fund | Annual report

	Year ended 3-31-10[1]		Year ended 3-31-09
	Shares	Amount	Shares	Amount
Class B shares

Sold	153,015	$2,413,612	148,097	$2,206,960
Issued in reorganization (Note 7)	916,109	14,459,832	2,856,487	47,124,606
Repurchased	(1,145,331)	(18,226,006)	(862,375)	(11,230,633)
Net increase (decrease)	(76,207)	($1,352,562)	2,142,209	$38,100,933

Class C shares

Sold	81,494	$1,284,710	196,676	$3,254,397
Issued in reorganization (Note 7)	373,087	5,888,163	1,230,226	20,290,129
Repurchased	(308,528)	(4,923,072)	(264,891)	(3,637,512)
Net increase	146,053	$2,249,801	1,162,011	$19,907,014

Class I shares

Sold	3,279,891	$52,265,579	6,801,408	$127,402,725
Issued in reorganization (Note 7)	—	—	1,970	32,682
Distributions reinvested	416	7,253	7,966	105,635
Repurchased	(2,314,726)	(37,707,245)	(2,998,479)	(48,120,462)
Net increase	965,581	$14,565,587	3,812,865	$79,420,580

Class R shares

Sold	—	—	4,669	$103,100
Exchanged for Class R1	(4,669)	($72,849)	—	—
Net increase (decrease)	(4,669)	($72,849)	4,669	$103,100

Class R1 shares

Sold	451	$7,546	4,604	$102,233
Exchanged from Class R	4,654	72,849	—	—
Repurchased	(3)	(46)	—	—
Net increase	5,102	$80,349	4,604	$102,233

Class R2 shares

Sold	—	—	4,452	$100,000
Exchanged for Class A	(4,452)	($69,930)	—	—
Net increase (decrease)	(4,452)	($69,930)	4,452	$100,000

Class R3 shares

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000

Class R4 shares

Sold	—	—	4,452	$100,000
Net increase	—	—	4,452	$100,000

Class R5 shares

Sold	—	—	4,453	$100,000
Distributions reinvested	—	—	3	43
Net increase	—	—	4,456	$100,043

Class T shares

Sold	143,513	$2,254,141	112,632	$1,513,062
Issued in reorganization (Note 7)	—	—	6,099,874	101,174,337
Repurchased	(1,159,979)	(18,515,245)	(647,264)	(8,475,640)
Net increase (decrease)	(1,016,466)	($16,261,104)	5,565,242	$94,211,759

Annual report | Rainier Growth Fund	33

	Year ended 3-31-10[1]		Year ended 3-31-09
	Shares	Amount	Shares	Amount
Class ADV shares

Sold	476,085	$7,145,887	4,564,837	$98,385,500
Repurchased	(795,118)	(12,194,104)	(3,281,174)	(53,619,319)
Net increase	(319,033)	($5,048,217)	1,283,663	$44,766,181

Class NAV shares

Sold	7,913,853	$117,933,320	32,962,295	$648,234,096
Distributions reinvested	1,923	33,551	37,620	498,835
Repurchased	(650,429)	(11,156,015)	(2,026,860)	(29,847,837)

Net increase	7,265,347	$106,810,856	30,973,055	$618,885,094

Net increase	12,924,200	$194,788,353	52,120,391	$1,010,863,775

1The inception date for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV shares is 4-28-08 and for Class T shares is 10-6-08.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,404,265,256 and $1,204,350,796, respectively, for the year ended March 31, 2010.

Note 7 — Reorganization

Fiscal year ended March 31, 2010 mergers. On September 25, 2009, the shareholders of John Hancock Health Sciences Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Rainier Growth Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 2, 2009. The following outlines the reorganization:

		ACQUIRED NET		SHARES	SHARES
		ASSET VALUE	DEPRECIATION	REDEEMED	ISSUED		ACQUIRING
		OF THE	OF ACQUIRED	BY THE	BY THE	ACQUIRING FUND	FUND TOTAL NET
ACQUIRING	ACQUIRED	ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	NET ASSETS PRIOR	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	TO COMBINATION	COMBINATION

Rainier	Health
Growth	Sciences
Fund	Fund	$97,226,769	$412,956	3,813,093	6,121,388	$1,174,437,197	$1,271,663,966

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for

34	Rainier Growth Fund | Annual report

the year ended March 31, 2010. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Fiscal year ended March 31, 2009 mergers. On October 6, 2008, the Fund acquired substantially all of the assets and assumed all of the liabilities of the John Hancock Technology Fund (Technology Fund), the John Hancock Core Equity Fund (Core Equity Fund) and the John Hancock Growth Trends Fund (Growth Trends Fund) (combined the Funds), pursuant to the plan of reorganization approved by the Board of Trustees of the Funds on June 10, 2008 and by the shareholders at a Special Meeting of the Funds on September 24, 2008. The transactions were accounted as tax-free reorganizations for federal tax purposes.

As a result of the reorganization, Class T (which commenced operations on October 6, 2008) and Class C of the Fund exchanged 6,099,874 and 292,461 shares, respectively, for the net assets of the Technology Fund, which amounted to $105,997,899, including $18,008,075 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B, Class C and Class I of the Fund exchanged 7,465,807, 1,846,973, 421,858 and 1,970 shares, respectively, for the net assets of the Core Equity Fund, which amounted to $160,649,434, including $22,953,327 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B and Class C of the Fund exchanged 1,445,337, 1,009,514 and 515,907 shares, respectively, for the net assets of the Growth Trends Fund, which amounted to $49,011,860, including $4,700,948 of unrealized depreciation after the close of business on October 3, 2008.

On April 28, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 10,125,800 Class A shares and 6,520,624 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $373,050,833, including $17,793,360 of unrealized appreciation, after the close of business on April 25, 2008. Accounting and performance history of the Original Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively. The Fund had no assets, liabilities or operations prior to the reorganization.

Annual report | Rainier Growth Fund	35

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Rainier Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Rainier Growth Fund (the “Fund”) at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated (except as noted in the last paragraph of this report), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending on or before March 31, 2008 were audited by another independent registered public accounting firm, whose report dated May 20, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

36	Rainier Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2010, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Rainier Growth Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

38	Rainier Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Rainier Growth Fund	39

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

40	Rainier Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Rainier Growth Fund	41

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Rainier Investment Management, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	Rainier Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	3340A 3/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/10

John Hancock

Leveraged Companies Fund

Annual Report

3.31.10

John Hancock Leveraged Companies Fund

Management discussion of Fund performance	Page 2
A look at performance	Page 3
Your expenses	Page 5
Portfolio summary	Page 6
Portfolio of investments	Page 7
Financial statements	Page 11
Financial highlights	Page 14
Notes to financial statements	Page 18
Trustees and Officers	Page 28
More information	Page 36

1

John Hancock Leveraged Companies Fund

Management Discussion of Fund Performance
By MFC Global Investment Management (U.S.), LLC

The 12 months ended March 31, 2010, captured a remarkable rebound by financial markets from the depths of the credit crisis. The recovery was made possible by unprecedented monetary policy and government intervention in the financial markets, which helped put the credit markets and banking sector back on their feet and stimulate the economy. In that environment, John Hancock Leveraged Companies Fund’s Class A shares posted total returns of 177.42% at net asset value. That compares with the 83.72% return of the Fund’s benchmark, the Credit Suisse Leveraged Equity Index, and the 37.21% average return of the moderate allocation funds tracked by Morningstar, Inc. The broad market, as measured by the S&P 500 Index, returned 49.77% in the same period.

In a period of such remarkable absolute and relative results, the Fund enjoyed significant contributions to return from a broad range of investments, including stakes in airlines, cable, media and finance. The leading contribution to the portfolio’s outperformance was a large stake in Delta Air Lines, Inc. stock, which more than doubled during the fiscal year. Positions in Pinnacle Airlines Corp. and United Air Lines (UAL Corp.) surged more than 400% and 300%, respectively. The Fund’s stake in commercial real estate finance company iStar Financial, Inc. preferred stock also more than doubled. Another key theme explaining the Fund’s gains was the performance of a number of its distressed securities, which benefited from debt restructuring. Good examples were satellite radio provider Sirius XM Radio, Inc. and Charter Communications, Inc. Instead of being passive investors, we worked actively with management and other stakeholders in both companies to restructure their debt and significantly improve their balance sheets.

Few of the Fund’s holdings detracted; however, a stake in casino development Fontainebleau Las Vegas Holdings LLC performed poorly after financing for the project dried up. We bought these bonds at very distressed levels; unfortunately, they got even cheaper. Chemicals firm American Pacific Corp. had positive absolute results, but lagged the performance of the benchmark.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2

Leveraged Companies Fund

For the period ended March 31, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since				Since
Class	1-year	5-year	10-year	Inception[1]	1-year	5-year	10-year	Inception[1]

A	163.58	-	-	8.05	163.58	-	-	16.00

B	170.60	-	-	8.31	170.60	-	-	16.55

C	174.60	-	-	10.24	174.60	-	-	20.56

I2	178.23	-	-	11.33	178.23	-	-	22.85

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until July 31, 2010. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05% and Class I —
 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 13.91%, Class B — 14.58%, Class C — 14.59%
and Class I — 13.62%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From May 1, 2008.

2 For certain types of investors, as described in the Fund’s Class I prospectus.

3

Leveraged Companies Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Leveraged Companies
Fund Class A shares for the period indicated.  For comparison, we’ve shown the same investment in three separate indexes.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index 1	Index 2	Index 3

B	5-1-08	$12,055	$11,655	$7,932	$8,842	$12,033

C1	5-1-08	12,056	12,056	7,932	8,842	12,033

I2	5-1-08	12,285	12,285	7,932	8,842	12,033

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of March 31, 2010.  Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Credit Suisse Leveraged Equity Index — Index 1 — is an unmanaged market weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

Merrill Lynch High Yield Master II Index — Index 3 — is an unmanaged index composed of U.S. currency high yield bonds issued by U.S. and non U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 The contingent deferred sales charge, if any, is not applicable.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

4

Leveraged Companies Fund
Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses
As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value	Expenses paid during
	on 10-1-09	on 3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,339.10	$7.87

Class B	1,000.00	1,335.00	11.93

Class C	1,000.00	1,335.00	11.93

Class I	1,000.00	1,341.50	6.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-09	on 3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,018.20	$6.79

Class B	1,000.00	1,014.70	10.30

Class C	1,000.00	1,014.70	10.30

Class I	1,000.00	1,019.70	5.29

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds.
If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05% and 1.05% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

Leveraged Companies Fund
Portfolio Summary

Value as a
percentage of
Top 10 Holdings[1]	Fund's net assets
Delta Air Lines, Inc.	17.2%
US Airways Group, Inc.	6.0%
Charter Communications, Inc., Class A	5.4%
UAL Corp.	4.7%
Sirius XM Radio, Inc.	4.2%
Realogy Corp., PIK	4.0%
Bank of America Corp.	3.9%
Pinnacle Airlines Corp.	3.4%
iStar Financial, Inc., Series F	2.8%
Cablevision Systems Corp., Class A	2.7%

Value as a
percentage of
Sector Composition[2,3]	Fund's net assets
Consumer Discretionary	35%
Industrials	34%
Financials	19%
Materials	5%
Investment Companies	2%
Information Technology	1%
Short-Term Investments & Other	4%

Value as a
percentage of
Portfolio Composition[2]	Fund's net assets
Common Stocks	73%
Corporate Bonds	14%
Preferred Stocks	6%
Investment Companies	2%
Convertible Bonds	1%
Short-Term Investments & Other	4%

1 As a percentage of net assets on March 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

See notes to financial statements

6

Leveraged Companies Fund
Portfolio of investments on
March 31, 2010

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 14.30%				$191,882

(Cost $251,967)

Consumer Discretionary 9.76%				130,944

Auto Components 0.79%
Allison Transmission, Inc. (S)	11.000%	11/01/15	$10,000	10,650

Hotels, Restaurants & Leisure 5.04%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	100,000	1,125
Greektown Holdings LLC (H)(S)	10.750	12/01/13	122,000	10,980
Majestic Star Casino LLC (H)	9.500	10/15/10	15,000	9,750
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	28,750
MTR Gaming Group, Inc., Series B	9.000	06/01/12	21,000	16,905
Trump Entertainment Resorts, Inc. (H)	8.500	06/01/15	20,000	100

Media 3.93%
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	45,000	27,113
SuperMedia, Inc., escrow shares (I)	8.000	11/15/16	115,000	2,013
XM Satellite Radio, Inc. (S)	7.000	12/01/14	24,000	23,558

Financials 4.54%				60,938

Insurance 0.52%
MBIA Insurance Corp. (14.00% to 01-15-2013 then 3 month
LIBOR + 11.26%) (S)	14.000	01/15/33	10,000	7,000

Real Estate Management & Development 4.02%
Realogy Corp., PIK	11.000	04/15/14	61,643	53,938

Convertible Bonds 0.96%				$12,851

(Cost $10,764)

Consumer Discretionary 0.49%				6,538

Auto Components 0.49%
BorgWarner, Inc.	3.500	04/15/12	5,000	6,538

Financials 0.47%				6,313

Diversified Financial Services 0.47%
Janus Capital Group, Inc.	3.250	07/15/14	5,000	6,313

			Shares	Value

Common Stocks 73.23%				$982,361

(Cost $852,398)

Consumer Discretionary 23.59%				316,440

Auto Components 5.31%
Autoliv, Inc.			150	7,730
Exide Technologies (I)			4,480	25,760
Federal Mogul Corp. (I)			800	14,688
Tenneco, Inc. (I)			894	21,143
The Goodyear Tire & Rubber Company (I)			150	1,896

Automobiles 2.42%
Ford Motor Company (I)(L)			2,580	32,431

See notes to financial statements

7

Leveraged Companies Fund
Portfolio of investments on
March 31, 2010

	Shares	Value

Consumer Discretionary (continued)

Hotels, Restaurants & Leisure 0.41%

MTR Gaming Group, Inc. (I)	1,800	$3,654
Wendy's/Arby's Group, Inc., Class A	385	1,925

Media 15.45%
Cablevision Systems Corp., Class A	1,495	36,089
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	7,842
Charter Communications, Inc., Class A (I)	2,104	72,588
Dex One Corp. (I)	285	7,957
Madison Square Garden, Inc. (I)	373	8,105
Sirius XM Radio, Inc. (I)	64,006	55,717
SuperMedia, Inc. (I)	91	3,722
Time Warner Cable, Inc.	285	15,193

Consumer Staples 0.14%		1,814

Food Products 0.14%
Kraft Foods, Inc., Class A	60	1,814

Energy 0.23%		3,068

Oil, Gas & Consumable Fuels 0.23%
Dominion Petroleum, Ltd., GDR (I)	33,000	3,068

Financials 9.78%		131,218

Commercial Banks 0.34%
Wells Fargo & Company	145	4,512

Consumer Finance 0.25%
American Express Company	80	3,301

Diversified Financial Services 7.53%
Bank of America Corp.	2,920	52,122
Citigroup, Inc. (I)	785	3,179
Janus Capital Group, Inc.	460	6,573
KKR Financial Holdings LLC	2,010	16,502
Knight Capital Group, Inc. (I)	160	2,440
Morgan Stanley	525	15,377
The Blackstone Group LP	350	4,900

Insurance 0.25%
American International Group, Inc. (I)(L)	100	3,414

Real Estate Investment Trusts 1.41%
Annaly Capital Management, Inc.	1,100	18,898

Industrials 33.43%		448,454

Aerospace & Defense 0.58%
AAR Corp. (I)	315	7,818

Air Freight & Logistics 0.17%
FedEx Corp.	25	2,335

Airlines 31.32%
Delta Air Lines, Inc. (I)	15,843	231,149
Pinnacle Airlines Corp. (I)	6,100	45,323
UAL Corp. (I)(L)	3,215	62,853
US Airways Group, Inc. (I)	11,000	80,850

See notes to financial statements

8

Leveraged Companies Fund
Portfolio of investments on
March 31, 2010

	Shares	Value

Industrials (continued)

Building Products 0.24%
USG Corp. (I)(L)	185	$3,175

Commercial Services & Supplies 0.76%
Republic Services, Inc.	351	10,186

Road & Rail 0.36%
Union Pacific Corp.	65	4,765

Information Technology 0.63%		8,488

Software 0.63%
Microsoft Corp.	290	8,488

Materials 5.43%		72,879

Chemicals 5.43%
American Pacific Corp. (I)	5,150	35,123
Huntsman Corp.	550	6,628
Rhodia SA	1,500	31,128

Investment Companies 1.81%		$24,243

(Cost $21,534)

Investment Companies 1.81%		24,243

Investment Companies 1.81%
Direxion Daily 10-year Treasury Bear 3X	150	9,205
ProShares Ultra Dow30	315	15,038

Preferred Stocks 5.85%		$78,528

(Cost $59,675)

Consumer Discretionary 1.26%		16,983

Media 1.26%
Charter Communications, Inc., Series A, (15.000% till 11-30-12, 17.000% till 11-30-13,
19.000% till 11-30-14) PIK	629	16,983

Financials 4.59%		61,545

Insurance 0.33%
Hartford Financial Services Group, Inc., 7.250%	165	4,366

Real Estate Investment Trusts 4.26%
iStar Financial, Inc., Series E, 7.875%	400	5,780
iStar Financial, Inc., Series F, 7.800%	2,550	36,950
iStar Financial, Inc., Series G, 7.650%	375	5,310
iStar Financial, Inc., Series I, 7.500%	650	9,139

Warrants 0.04%		$536

(Cost $410)

Consumer Discretionary 0.04%		536

Media 0.04%
Charter Communications, Inc., Class A (Expiration date 11-30-14; strike price $46.86) (I)	102	536

See notes to financial statements

9

Leveraged Companies Fund
Portfolio of investments on
March 31, 2010

		Shares	Value

Short-Term Investments 7.52%			$100,903

(Cost $100,909)

Securities Lending Collateral 7.52%			100,903

John Hancock Collateral Investment Trust (W)	0.1970%(Y)	10,081	100,903

Total investments (Cost $1,297,657)† 103.71%			$1,391,304

Other assets and liabilities, net (3.71%)			($49,792)

Total net assets 100.00%			$1,341,512

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

PIK Paid In Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of March 31, 2010.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of March 31, 2010.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,298,790. Net unrealized appreciation aggregated $92,514, of which $378,359 related to appreciated investment securities and $285,845 related to depreciated investment securities.

See notes to financial statements

10

Leveraged Companies Fund

Statement of Assets and Liabilities — March 31, 2010

Assets

Investments in unaffiliated issuers, at value
(Cost $1,196,748) including $95,730 of
securities loaned (Note 2)	$1,290,401
Investments in affiliated issuers, at value (Cost
$100,909) (Note 2)	100,903

Total investments, at value (Cost $1,297,657)	1,391,304

Cash	75,544
Dividends and interest receivable	9,199
Receivable for securities lending income	33
Other receivables and prepaid assets	154

Total assets	1,476,234

Liabilities

Payable upon return of securities loaned (Note
2)	100,924
Payable to affiliates
Accounting and legal services fees	16
Trustees' fees	28
Investment management fees	645
Other liabilities and accrued expenses	33,109
Total liabilities	134,722

Net assets

Capital paid-in	$1,219,556
Undistributed net investment income	3,732
Accumulated net realized gain on investments
and foreign currency transactions	24,923
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	93,301
Net assets	$1,341,512

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($305,390 ÷ 28,327 shares)	$10.78
Class B ($301,324 ÷ 28,010 shares) [1]	$10.76
Class C ($301,310 ÷ 28,011 shares) [1]	$10.76
Class I ($433,488 ÷ 40,159 shares)	$10.79

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.35

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

11

Leveraged Companies Fund

Statement of Operations — For the Year Ended March 31, 2010

Investment income

Interest	$40,847
Dividends	1,552
Securities lending	354
Total investment income	42,753

Expenses

Investment management fees (Note 4)	6,416
Distribution and service fees (Note 4)	4,840
Accounting and legal services fees (Note 4)	78
Transfer agent fees (Note 4)	471
State registration fees (Note 4)	96
Trustees' fees (Note 4)	193
Professional fees	33,564
Custodian fees	18,135
Registration and filing fees	26,174
Proxy fees	191
Other	13

Total expenses	90,171
Less expense reductions (Note 4)	(76,363)

Net expenses	13,808

Net investment income	28,945

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	106,022
Investments in affiliated issuers	(15)
Foreign currency transactions	427
106,434

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	647,427
Investments in affiliated issuers	(6)
Translation of assets and liabilities in foreign
currencies	(894)
646,527

Net realized and unrealized gain	752,961

Increase in net assets from operations	$781,906

See notes to financial statements

12

Leveraged Companies Fund

Statements of Changes in Net Assets

		Period
	Year ended	ended
	3/31/10	3/31/09[1]

Increase (decrease) in net assets

From operations
Net investment income	$28,945	$31,343
Net realized gain (loss)	106,434	(38,513)
Change in net unrealized appreciation
(depreciation)	646,527	(553,226)
Increase (decrease) in net assets resulting
from operations	781,906	(560,396)

Distributions to shareholders
From net investment income
Class A	(14,079)	(7,762)
Class B	(12,806)	(6,724)
Class C	(12,807)	(6,724)
Class I	(14,628)	(8,202)
From net realized gain
Class A	(4,304)	—
Class B	(4,275)	—
Class C	(4,276)	—
Class I	(4,316)	—
Total distributions	(71,491)	(29,412)

From Fund share transactions (Note 5)	191,393	1,029,512

Total increase	901,808	439,704

Net assets

Beginning of period	439,704	—
End of period	$1,341,512	$439,704

Undistributed net investment income	$3,732	$6,674

1 Period from 5-1-08 (commencement of operations) to 3-31-09.

See notes to financial statements

13

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

CLASS A SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[2]	0.29	0.33
Net realized and unrealized gain (loss) on
investments	7.00	(5.83)
Total from investment operations	7.29	(5.50)

Less distributions
From net investment income	(0.54)	(0.31)
From net realized gain	(0.16)	—
Total distributions	(0.70)	(0.31)

Net asset value, end of period	$10.78	$4.19

Total return (%)[3,4]	177.42	(55.97)[5]

Ratios and supplemental data

Net assets, end of period (thousands)	$305	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	10.56	13.91[6]
Expenses net of fee waivers	1.41	1.21[6]
Expenses net of fee waivers and credits	1.35	1.21[6]
Net investment income	3.63	4.87[6]
Portfolio turnover (%)	83	18

1 The inception date for Class A shares is 5-1-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

14

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS B SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[2]	0.23	0.28
Net realized and unrealized gain (loss) on
investments	6.99	(5.82)
Total from investment operations	7.22	(5.54)

Less distributions
From net investment income	(0.49)	(0.27)
From net realized gain	(0.16)	—
Total distributions	(0.65)	(0.27)

Net asset value, end of period	$10.76	$4.19

Total return (%)[3,4]	175.60	(56.26)[5]

Ratios and supplemental data

Net assets, end of period (thousands)	$301	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	11.27	14.58[6]
Expenses net of fee waivers	2.11	1.91[6]
Expenses net of fee waivers and credits	2.05	1.91[6]
Net investment income	2.93	4.16[6]
Portfolio turnover (%)	83	18

1 The inception date for Class B shares is 5-1-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

15

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS C SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[2]	0.23	0.28
Net realized and unrealized gain (loss) on
investments	6.99	(5.82)
Total from investment operations	7.22	(5.54)

Less distributions
From net investment income	(0.49)	(0.27)
From net realized gain	(0.16)	—
Total distributions	(0.65)	(0.27)

Net asset value, end of period	$10.76	$4.19

Total return (%)[4]	175.60	(56.26)[5]

Ratios and supplemental data

Net assets, end of period (thousands)	$301	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	11.27	14.59[6]
Expenses net of fee waivers	2.11	1.91[6]
Expenses net of fee waivers and credits	2.05	1.91[6]
Net investment income	2.93	4.16[6]
Portfolio turnover (%)	83	18

1 The inception date for Class C shares is 5-1-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

16

Leveraged Companies Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS I SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$4.19	$10.00
Net investment income[2]	0.32	0.35
Net realized and unrealized gain (loss) on
investments	7.00	(5.83)
Total from investment operations	7.32	(5.48)

Less distributions
From net investment income	(0.56)	(0.33)
From net realized gain	(0.16)	—
Total distributions	(0.72)	(0.33)

Net asset value, end of period	$10.79	$4.19

Total return (%)[3,4]	178.23	(55.85)[5]

Ratios and supplemental data

Net asset value, end of period (in thousands)	$433	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	9.14	13.62[6]
Expenses net of fee waivers	1.09	0.90[6]
Expenses net of fee waivers and credits	1.04	0.90[6]
Net investment income	4.01	5.18[6]
Portfolio turnover (%)	83	18

1 The inception date for Class I shares is 5-1-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

17

Leveraged Companies Notes to financial statements

Note 1 - Organization

John Hancock Leveraged Companies Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of the shares of beneficial interest of the Fund on March 31, 2010.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Corporate Bonds	$191,882	—	$166,311	$25,571

Convertible Bonds	12,851	—	12,851	—

Common Stocks	982,361	$948,165	34,196	—

Investment Companies	24,243	24,243	—	—

18

Preferred Stocks	78,528	61,545	—	16,983

Warrants	536	—	536	—

Short-Term Investments	100,903	100,903	—	—

Total investments in securities	$1,391,304	$1,134,856	$213,894	$42,554

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	Corporate Bonds	Preferred Stocks

Balance as of March 31, 2009	$-	$-
Accrued discounts/premiums	492	-
Realized loss	-	(5)
Change in unrealized appreciation (depreciation)	7,011	10,781
Net purchases	18,068	6,207
Transfers in and/or out of Level 3	-	-
Balance as of March 31, 2010	$25,571	$16,983

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of

19

identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

20

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended March 31, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the year ended March 31, 2010 and period ended March 31, 2009 was as follows:

	March 31, 2010	March 31, 2009

Ordinary Income	$64,128	$29,412

Long-Term Capital Gain	7,363	-

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the components of distributable

21

earnings on a tax basis included $25,986 and $3,462 of undistributed ordinary income and undistributed long-term gain, respectively.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to defaulted bonds.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.700% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, and indirectly owned subsidiary of Manulife and an Affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended March 31, 2010 were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Effective May 1, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class I. The expense reimbursements and limits will continue in effect until July 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

22

Prior to May 1, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excluded taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A, 2.05% for Class B, 2.05% for Class C and 0.90% for Class I.

In addition, the Adviser had voluntarily agreed to reimburse or limit certain Fund level expenses to 0.14% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund were excluded.

Accordingly, the expense reductions or reimbursements related to these agreement were $19,442, $19,254, $19,254 and $17,942 for Class A, Class B, Class C and Class I shares, respectively, for the year ended March 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the year ended March 31, 2010, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B

23

shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2010, there were no CDSCs received by the Distributor for Class B and Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, B and C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

For the year ended March 31, 2010, the Transfer Agent has waived $471 of transfer agent fees.

Class level expenses for the year ended March 31, 2010 were:

	Distribution and	Transfer agent	State registration
Share Class	service fees	fees	fees

Class A	$636	$123	$24
Class B	2,102	121	24
Class C	2,102	121	24
Class I	-	106	24
Total	$4,840	$471	$96

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the year ended March 31, 2010 and period ended March 31, 2009 were as follows:

	Year ended		Period ended
	3/31/10		3/31/09[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	$—	25,010	$250,100

24

Distributions reinvested	2,056	18,382	1,272	7,762
Repurchased	(11)	(91)	—	—

Net increase	2,045	$18,291	26,282	$257,862

Class B shares
Sold	—	$—	25,000	$250,000
Distributions reinvested	1,911	17,081	1,099	6,724

Net increase	1,911	$17,081	26,099	$256,724

Class C shares
Sold	—	$—	25,000	$250,000
Distributions reinvested	1,911	17,082	1,100	6,724

Net increase	1,911	$17,082	26,100	$256,724

Class I shares
Sold	11,695	$119,995	25,000	$250,000
Distributions reinvested	2,119	18,944	1,345	8,202

Net increase	13,814	$138,939	26,345	$258,202

Net increase	19,681	$191,393	104,826	$1,029,512

[1] Period from 5-1-08 (commencement of operations) to 3-31-09.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $768,837 and $702,640, respectively, for the year ended March 31, 2010.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
Leveraged Companies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Leveraged Companies Fund (the “Fund") at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

26

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2010, 9.80% of the dividends qualifies for the corporate dividends-received deduction.

The Fund has designated distributions to shareholders of $7,363 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

27

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Patti McGill	1943	Chairperson (since 2008); Principal, PMP	2006	47
Peterson		Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education
Policy (since 2007); Executive Director,
CIES (international education agency) (until
2007); Vice President, Institute of
International Education (until 2007); Senior
Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998);
Former President Wells College, St.
Lawrence University and the Association of
Colleges and Universities of the State of New
York. Director of the following: Niagara
Mohawk Power Corporation (until 2003);
Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the
following: Board of Visitors, The University
of Wisconsin, Madison (since 2007); Ford
Foundation, International Fellowships
Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth
Endowment (since 2002); Council for
International Educational Exchange (since
2003).

James F.	1940	Chief Executive Officer, Director and Treasurer,	2006	47
Carlin		Alpha Analytical Laboratories (environmental,
chemical and pharmaceutical analysis) (since
1985); Part Owner and Treasurer, Lawrence
Carlin Insurance Agency, Inc. (since 1995);
Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments)
(since 1987).

28

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

William H.	1944	Professor, University of Texas, Austin, Texas	2006	47
Cunningham		(since 1971); former Chancellor, University
of Texas System and former President of the
University of Texas, Austin, Texas; Director
of the following: LIN Television (since
2009); Lincoln National Corporation
(insurance) (Chairman since 2009 and
Director since 2006); Resolute Energy
Corporation (since 2009); Nanomedical
Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown
Technologies, LP (tropical fish) (Chairman
since 2007); Greater Austin Crime
Commission (since 2001); Southwest
Airlines (since 2000); former Director of the
following: Introgen (manufacturer of
biopharmaceuticals) (until 2008); Hicks
Acquisition Company I, Inc. (until 2007);
Jefferson-Pilot Corporation (diversified life
insurance company) (until 2006); and former
Advisory Director, JP Morgan Chase Bank
(formerly Texas Commerce Bank–Austin)
(until 2009).

Deborah C.	1952	Chief Executive Officer, American Red	2008	47
Jackson(2)		Cross of Massachusetts Bay (since 2002);
Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors
of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American
Student Association Corp. (since 1996);
Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard
Pilgrim Healthcare (health benefits company)
(since 2007).

29

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Charles L.	1938	Chairman and Trustee, Dunwoody Village,	2006	47
Ladner		Inc. (retirement services) (since 2008);
Director, Philadelphia Archdiocesan
Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI
Corporation (public utility holding company)
(retired 1998); Vice President and Director
for AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History
Association (Cooperating Association,
National Park Service) (until 2005).

Stanley	1947	Senior Vice President/Audit Executive,	2008	47
Martin(2)		Federal Home Loan Mortgage Corporation
(2004–2006); Executive Vice
President/Consultant, HSBC Bank USA
(2000–2003); Chief Financial
Officer/Executive Vice President, Republic
New York Corporation & Republic National
Bank of New York (1998–2000); Partner,
KPMG LLP (1971–1998).

Dr. John A.	1939	President and Chief Executive Officer,	2006	47
Moore		Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior
Scientist, Sciences International (health
research) (until 2003); Former Assistant
Administrator & Deputy Administrator,
Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000);
Director, CIIT Center for Health Science
Research (nonprofit research) (until 2007).

30

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Steven R.	1944	Chairman and Chief Executive Officer,	2006	47
Pruchansky(2)		Greenscapes of Southwest Florida, Inc. (since
2000); Director and President, Greenscapes
of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American
Bank (since 2008); Managing Director, Jon
James, LLC (real estate) (since 2000);
Director, First Signature Bank & Trust
Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Gregory A.	1949	Vice Chairman, Risk & Regulatory Matters,	2008	47
Russo		KPMG LLP (KPMG) (2002–2006); Vice
Chairman, Industrial Markets, KPMG (1998–
2002).

31

Non-Independent Trustees(3)

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

James R.	1959	Senior Executive Vice President, U.S.	2006	244
Boyle		Division, Manulife Financial Corporation
(since 2009), Executive Vice President
(1999–2009); Chairman and Director, John
Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and
Director, John Hancock Investment
Management Services, LLC (since 2006);
Trustee of John Hancock Trust (since
2005), John Hancock Funds II (since 2005)
and the John Hancock retail funds (since
2006).

John G.	1955	Senior Vice President, Strategic Initiatives	2009	47
Vrysen		(since 2006), Vice President (until 2006),
Manulife Financial Corporation; Director,
Executive Vice President and Chief
Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC,
John Hancock Investment Management
Services, LLC and John Hancock Funds,
LLC (since 2007); Chief Operating Officer,
John Hancock Funds II and John Hancock
Trust (since 2007); Chief Operating Officer,
John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services,
Inc. (since 2005); Chief Financial Officer,
John Hancock Advisers, LLC, The Berkeley
Financial Group, LLC, MFC Global
Investment Management (U.S.), LLC, John
Hancock Investment Management Services,
LLC, John Hancock Funds, LLC, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (2005–2007).

32

Principal officers who are not Trustees

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Keith F. Hartstein	1956	Senior Vice President, Manulife Financial	2006
President and Chief		Corporation (since 2004); Director,
Executive Officer		President and Chief Executive Officer,
John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John
Hancock Funds, LLC (since 2005);
Director, MFC Global Investment
Management (U.S.), LLC (since 2005);
Chairman and Director, Signature Services
(since 2005); Director, President and Chief
Executive Officer, John Hancock
Investment Management Services, LLC
(since 2006); President and Chief
Executive Officer, John Hancock retail
funds (since 2005); President and Chief
Executive Officer (until 2009), John
Hancock Funds II and John Hancock Trust;
Director, Chairman and President, NM
Capital Management, Inc. (since 2005);
Member and former Chairman, Investment
Company Institute Sales Force Marketing
Committee (since 2003); President and
Chief Executive Officer, MFC Global
(U.S.) (2005–2006).

33

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Andrew G. Arnott	1971	Senior Vice President, Manulife Financial	2009
Chief Operating		Corporation (since 2009); Senior Vice
Officer		President (since 2007), Vice President
(2005–2007), John Hancock Advisers,
LLC; Senior Vice President (since 2008),
Vice President (2006–2008), John Hancock
Investment Management Services, LLC;
Senior Vice President (since 2006), Vice
President (2005–2006), 2nd Vice President
(2004–2005), John Hancock Funds, LLC;
Chief Operating Officer (since 2009), Vice
President (2007–2009), John Hancock
retail funds; Vice President (since 2006),
John Hancock Funds II and John Hancock
Trust; Senior Vice President (2005–2009),
Product Management and Development for
John Hancock Funds, LLC; Vice President
and Director (1998–2005), Marketing and
Product Management for John Hancock
Funds, LLC.

Thomas M. Kinzler	1955	Secretary and Chief Legal Officer, John	2006
Secretary and Chief		Hancock retail funds, John Hancock Funds
Legal Officer		II and John Hancock Trust (since 2006);
Secretary and Chief Legal Counsel (since
2008) and Secretary (2007–2008), John
Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC;
Secretary, John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (since
2007); Vice President and Associate
General Counsel for Massachusetts Mutual
Life Insurance Company (1999–2006);
Secretary and Chief Legal Counsel for
MML Series Investment Fund (2000–
2006); Secretary and Chief Legal Counsel
for MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

34

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Francis V. Knox, Jr.	1947	Chief Compliance Officer, John Hancock	2006
Chief Compliance		retail funds, John Hancock Funds II, John
Officer		Hancock Trust, John Hancock Advisers,
LLC and John Hancock Investment
Management Services, LLC (since 2005);
Vice President, John Hancock Advisers,
LLC, John Hancock Investment
Management Services, LLC and MFC
Global Investment Management (U.S.),
LLC (2005–2008).

Charles A. Rizzo	1957	Senior Vice President, John Hancock	2007
Chief Financial		Advisers, LLC and John Hancock
Officer		Investment Management Services, LLC
(since 2008); Chief Financial Officer, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs
Mutual Fund Complex (registered
investment companies) (2005–2007); Vice
President, Goldman Sachs (2005–2007);
Managing Director and Treasurer of
Scudder Funds, Deutsche Asset
Management (2003–2005).

Michael J. Leary	1965	Treasurer, John Hancock retail funds, John	2007
Treasurer		Hancock Funds II and John Hancock Trust
(since 2009); Assistant Treasurer, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (2007–2009);
Vice President and Director of Fund
Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

35

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management Services, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment Management (U.S.) LLC
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Thomas M. Kinzler	Independent registered public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley Act, which
Charles A. Rizzo	requires mutual funds and other public companies to affirm
Chief Financial Officer	that, to the best of their knowledge, the information in
Michael J. Leary	their financial reports is fairly and accurately stated in all
Treasurer	material respects.

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site,
www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's
Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36

John Hancock

Small Cap Opportunities Fund

Annual Report
3.31.10

John Hancock Small Cap Opportunities Fund

Management discussion of Fund performance	Page 2
A look at performance	Page 3
Your expenses	Page 5
Portfolio summary	Page 6
Portfolio of investments	Page 7
Financial statements	Page 11
Financial highlights	Page 14
Notes to financial statements	Page 18
Trustees and Officers	Page 27
More information	Page 35

1

John Hancock Small Cap Opportunities Fund

Management Discussion of Fund Performance
By MFC Global Investment Management (U.S.), LLC

The year ended March 31, 2010, featured an extraordinary rally in the U.S. stock market. The period began shortly after the market reached its lowest level in more than a dozen years, precipitated by a severe economic downturn and the bursting of the housing and credit bubbles. Since then, however, signs of economic stabilization emerged, sparking a wave of optimism that the worst of the downturn had passed and the economy was on the road to recovery. As a result, stocks rallied sharply and steadily throughout the 12-month period, generating their strongest gains in more than two decades.

Fund performance

For the year ended March 31, 2010, John Hancock Small Cap Opportunities Fund’s Class A shares posted a total return of 67.14% at net asset value, outpacing the 58.97% return of the average small growth fund, according to Morningstar, Inc. and the 60.32% return of the Russell 2000 Growth Index, the Fund’s benchmark.

Portfolio review

The Fund outperformed its benchmark and peer group average during the one-year period. The Fund was well positioned for a market rebound thanks to its emphasis on cyclical companies that were poised to benefit from a resumption of economic growth — positioning that we established before the period began. By early 2010, after the bulk of the market rally, we began to pare back the Fund’s exposure to consumer cyclical stocks in favor of a greater focus on industrials.

Stock selection was most successful among the more economically sensitive sectors of the market, particularly information technology and consumer discretionary. Top contributors included custom theater systems maker Imax Corp., coal producer Walter Energy, which we sold, and online printing and marketing services provider VistaPrint NV. On the downside, the biggest individual detractors were biotechnology firm Sequenom, which we sold, and management consultants FTI Consulting, Inc.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2

Small Cap Opportunities Fund

For the period ended March 31, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since				Since
Class	1-year	5-year	10-year	Inception[1]	1-year	5-year	10-year	Inception[1]

A	58.85	-	-	37.73	58.85	-	-	49.05

B	60.91	-	-	39.64	60.91	-	-	51.62

C	64.91	-	-	42.59	64.91	-	-	55.62

I2	67.54	-	-	44.08	67.54	-	-	57.65

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales chargse are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.65%, Class B — 2.35%, Class C — 2.35% and Class I —
1.10%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 4.38%, Class B — 5.08%, Class C — 5.08% and
Class I — 3.83%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown.
For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From January 2, 2009.

2 For certain types of investors, as described in the Fund’s Class I prospectus.

3

Small Cap Opportunities Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Small Cap Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	1-2-09	$15,562	$15,162	$14,471

C	1-2-09	15,562	15,562	14,471

I1	1-2-09	15,765	15,765	14,471

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of March 31, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index which measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price to value ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s Class I share prospectus.

4

Small Cap Opportunities Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses
As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value	Expenses paid during
	on 10-1-09	on 3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,128.30	$7.00

Class B	1,000.00	1,125.20	10.70

Class C	1,000.00	1,125.20	10.70

Class I	1,000.00	1,130.10	5.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at
March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-09	on 3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,018.30	$6.64

Class B	1,000.00	1,014.90	10.15

Class C	1.000.00	1,014.90	10.15

Class I	1,000.00	1,019.60	5.34

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.02%, 2.02% and 1.06% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

Small Cap Opportunities Fund

Portfolio Summary
Value as a
percentage of
Top 10 Holdings[1]	Fund's net assets
Netlogic Microsystems, Inc.	2.9%
Constant Contact, Inc.	2.3%
Silicon Laboratories, Inc.	2.3%
Imax Corp.	2.1%
Evercore Partners, Inc., Class A	2.1%
Concur Technologies, Inc.	2.1%
Copa Holdings SA, Class A	1.8%
KapStone Paper and Packaging Corp.	1.7%
Bally Technologies, Inc.	1.7%
Align Technology, Inc.	1.7%

Value as a
percentage of
Sector Composition[2,3]	Fund's net assets
Information Technology	27%
Health Care	22%
Consumer Discretionary	15%
Industrials	11%
Materials	10%
Financials	9%
Energy	6%

Value as a
percentage of
Portfolio Composition[2]	Fund's net assets
Common Stocks	100%

1 As a percentage of net assets on March 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6

Small Cap Opportunities Fund
Portfolio of Investments on
March 31, 2010

	Shares	Value

Common Stocks 99.61%		$3,117,528

(Cost $2,355,946)

Consumer Discretionary 14.52%		454,429

Auto Components 0.55%

Cooper Tire & Rubber Company	910	17,308

Diversified Consumer Services 0.76%

American Public Education, Inc. (I)	509	23,719

Hotels, Restaurants & Leisure 4.00%

7 Days Group Holdings, Ltd., ADR (I)	2,775	28,832
Bally Technologies, Inc. (I)	1,323	53,634
Penn National Gaming, Inc. (I)	1,532	42,590

Household Durables 2.17%

iRobot Corp. (I)	2,656	40,265
Tempur-Pedic International, Inc. (I)	919	27,717

Media 2.10%

Imax Corp. (I)	3,662	65,879

Specialty Retail 3.66%

A.C. Moore Arts & Crafts, Inc. (I)	7,503	21,984
CarMax, Inc. (I)	1,287	32,329
DSW, Inc., Class A (I)	1,401	35,768
O'Reilly Automotive, Inc. (I)(L)	584	24,359

Textiles, Apparel & Luxury Goods 1.28%

G-III Apparel Group, Ltd. (I)	1,453	40,045

Consumer Staples 0.63%		19,544

Food Products 0.63%

Smart Balance, Inc. (I)	3,016	19,544

Energy 6.42%		200,920

Energy Equipment & Services 1.60%

Dril-Quip, Inc. (I)	300	18,252
Key Energy Services, Inc. (I)	3,329	31,792

Oil, Gas & Consumable Fuels 4.82%

Atlas Energy Inc. (I)	752	23,402
Brigham Exploration Company (I)	3,258	51,965
Kodiak Oil & Gas Corp. (I)	12,821	43,720
Rex Energy Corp. (I)	2,791	31,789

Financials 7.65%		239,483

Commercial Banks 1.56%

East West Bancorp, Inc.	1,759	28,391
IBERIABANK Corp.	341	20,463
Consumer Finance 0.71%

Cardtronics, Inc. (I)	1,779	22,362

See notes to financial statements

7

Small Cap Opportunities Fund
Portfolio of Investments on
March 31, 2010

	Shares	Value

Financials (continued)

Diversified Financial Services 3.78%

Evercore Partners, Inc., Class A	2,173	$65,190
Harris & Harris Group, Inc. (I)	3,498	16,126
Lazard, Ltd., Class A	1,032	36,842

Insurance 1.60%

Assured Guaranty, Ltd. (L)	2,220	48,773
Primerica, Inc. (I)	68	1,336

Health Care 21.94%		686,824

Biotechnology 5.84%

AMAG Pharmaceuticals, Inc. (I)	1,233	43,044
BioMarin Pharmaceutical, Inc. (I)(L)	1,350	31,550
Human Genome Sciences, Inc. (I)	776	23,435
Isis Pharmaceuticals, Inc. (I)	1,635	17,854
Onyx Pharmaceuticals, Inc. (I)	847	25,647
OSI Pharmaceuticals, Inc. (I)	270	16,079
United Therapeutics Corp. (I)(L)	453	25,064

Health Care Equipment & Supplies 10.04%

Align Technology, Inc. (I)(L)	2,695	52,121
ArthroCare Corp. (I)	870	25,856
Conceptus, Inc. (I)	1,528	30,499
Electro-Optical Sciences, Inc. (I)(L)	1,773	13,156
NuVasive, Inc. (I)(L)	859	38,827
Quidel Corp. (I)	1,245	18,102
RTI Biologics, Inc. (I)	6,841	29,622
SenoRx, Inc. (I)	2,938	21,506
Somanetics Corp. (I)	1,129	21,609
SonoSite, Inc. (I)(L)	882	28,321
Thoratec Corp. (I)	1,037	34,688

Health Care Providers & Services 0.36%

Sharps Compliance Corp. (I)	1,750	11,445

Health Care Technology 1.88%

athenahealth, Inc. (I)	663	24,239
SXC Health Solutions Corp. (I)	514	34,582

Pharmaceuticals 3.82%

Eurand NV (I)	1,678	18,928
Impax Laboratories, Inc. (I)	1,562	27,929
Inspire Pharmaceuticals, Inc. (I)	5,599	34,938
Par Pharmaceutical Companies, Inc. (I)	850	21,080
Somaxon Pharmaceuticals, Inc. (I)	1,931	16,703

Industrials 10.99%		344,022

Air Freight & Logistics 0.51%

Atlas Air Worldwide Holdings, Inc. (I)	301	15,968

Airlines 2.81%

Copa Holdings SA, Class A (I)	909	55,267
UAL Corp. (I)(L)	1,676	32,766

See notes to financial statements

8

Small Cap Opportunities Fund
Portfolio of Investments on
March 31, 2010

	Shares	Value
Industrials (continued)

Commercial Services & Supplies 1.88%

Corrections Corp. of America (I)	1,732	$34,398
EnerNOC, Inc. (I)	826	24,516

Electrical Equipment 1.12%

Fushi Copperweld, Inc. (I)	3,115	34,950

Machinery 1.67%

Flow International Corp. (I)	11,139	33,528
Force Protection, Inc. (I)	3,107	18,704

Professional Services 1.34%

FTI Consulting, Inc. (I)	1,064	41,836

Road & Rail 1.66%

Genesee & Wyoming, Inc., Class A (I)	938	32,005
Saia, Inc. (I)	1,447	20,084

Information Technology 27.32%		854,963

Communications Equipment 0.98%

Comtech Telecommunications Corp. (I)(L)	832	26,616
Meru Networks, Inc. (I)	205	3,930

Internet Software & Services 8.31%

Ancestry.com, Inc. (I)	1,571	26,628
Constant Contact, Inc. (I)(L)	3,069	71,262
Dice Holdings, Inc. (I)	2,625	19,950
IAC/InterActiveCorp (I)	1,287	29,266
TechTarget, Inc. (I)	4,579	23,948
The Knot, Inc. (I)	4,795	37,497
VistaPrint NV (I)	899	51,468
IT Services 2.47%

Euronet Worldwide, Inc. (I)	2,273	41,891
Telvent GIT SA (I)	1,229	35,346

Semiconductors & Semiconductor Equipment 7.73%

Atmel Corp. (I)	9,307	46,814
Cypress Semiconductor Corp. (I)	2,691	30,947
Maxlinear, Inc., Class A (I)	205	3,639
Netlogic Microsystems, Inc. (I)	3,042	89,526
Silicon Laboratories, Inc. (I)	1,490	71,028

Software 7.83%

Concur Technologies, Inc. (I)	1,582	64,878
Monotype Imaging Holdings, Inc. (I)	3,967	38,599
NetSuite, Inc. (I)(L)	3,198	46,499
Rosetta Stone, Inc. (I)	2,134	50,747
Ultimate Software Group, Inc. (I)	1,350	44,484

Materials 10.14%		317,343

Chemicals 3.38%

Ferro Corp. (I)	2,440	21,448
LSB Industries, Inc. (I)	2,517	38,359
Neo Material Technologies, Inc. (I)	11,790	46,085

See notes to financial statements

9

Small Cap Opportunities Fund
Portfolio of Investments on
March 31, 2010

		Shares	Value
Materials (continued)

Metals & Mining 2.57%

Avalon Rare Metals, Inc. (I)		12,516	$31,055
Consolidated Thompson Iron Mines, Ltd. (I)		2,710	25,508
Northgate Minerals Corp. (I)		7,975	23,925

Paper & Forest Products 4.19%

Buckeye Technologies, Inc. (I)		2,630	34,400
KapStone Paper and Packaging Corp. (I)		4,557	54,092
Schweitzer-Mauduit International, Inc.		893	42,471

Convertible Preferred Stocks 1.22%			$38,154

(Cost $22,000)

Financials 1.22%			38,154

Commercial Banks 1.22%

East West Bancorp, Inc., Series A		22	38,154

Warrants 0.05%			$1,600

(Cost $1,029)

Materials 0.05%			1,600

Metals & Mining 0.05%

Avalon Rare Metals, Inc., (Expiration date 9/17/2011; strike price CAD 3.00) (I)		4,373	1,600

Short-Term Investments 10.60%			$331,832

(Cost $331,843)

Securities Lending Collateral 10.60%			331,832

John Hancock Collateral Investment Trust (W)	0.1970%(Y)	33,154	331,832

Total investments (Cost $2,710,818)† 111.48%			$3,489,114

Other assets and liabilities, net (11.48%)			($359,215)

Total net assets 100.00%			$3,129,899

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of March 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of March 31, 2010.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $2,728,469. Net unrealized appreciation aggregated $760,645, of which $832,516 related to appreciated investment securities and $71,871 related to depreciated investment securities.

See notes to financial statements

10

Small Cap Opportunities Fund

Statement of Assets and Liabilities — March 31, 2010

Assets

Investments in unaffiliated issuers, at value (Cost
$2,378,975) including $324,099 of securities
loaned (Note 2)	$3,157,282
Investments in affiliated issuers, at value (Cost
$331,843) (Note 2)	331,832
Total investments, at value (Cost $2,710,818)	3,489,114
Cash	41,214
Receivable for investments sold	2,518
Dividends and interest receivable	324
Receivable for securities lending income	174
Other receivables and prepaid assets	348
Total assets	3,533,692

Liabilities

Payable for investments purchased	32,205
Payable upon return of securities loaned (Note 2)	331,874
Payable to affiliates
Accounting and legal services fees	42
Trustees' fees	13
Management fees	1,482
Other liabilities and accrued expenses	38,177
Total liabilities	403,793

Net assets

Capital paid-in	$2,214,426
Accumulated net investment loss	(14,959)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	151,992
Net unrealized appreciation (depreciation) on
investments and translation of assets and liabilities
in foreign currencies	778,440
Net assets	$3,129,899

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number of
shares authorized with no par value
Class A ($785,005 ÷ 54,157 shares)	$14.49
Class B ($778,218 ÷ 54,186 shares)[1]	$14.36
Class C ($778,219 ÷ 54,186 shares)[1]	$14.36
Class I ($788,457 ÷ 54,139 shares)	$14.56

Maximum offering price per share
Class A (net asset value per share ÷ 95%)	$15.25[2]

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See Notes to financial statements

11

Small Cap Opportunities Fund

Statement of Operations — For the Year Ended March 31, 2010

Investment income

Dividends	$6,238
Securities lending	1,337
Less foreign taxes withheld	(49)
Total investment income	7,526

Expenses

Investment management fees (Note 4)	23,724
Distribution and service fees (Note 4)	15,115
Accounting and legal services fees (Note 4)	190
Transfer agent fees (Note 4)	1,318
Trustees' fees (Note 4)	200
State registration fees (Note 4)	156
Professional fees	32,710
Custodian fees	17,565
Registration and filing fees	21,715
Proxy fees	636
Total expenses	113,329
Less expense reductions (Note 4)	(70,365)
Net expenses	42,964

Net investment loss	(35,438)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	434,939
Investments in affiliated issuers	(31)
Foreign currency transactions	(663)
434,245

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	852,826
Investments in affiliated issuers	(11)
Translation of assets and liabilities in foreign
currencies	584
853,399

Net realized and unrealized gain	1,287,644

Increase in net assets from operations	$1,252,206

See notes to financial statements

12

Small Cap Opportunities Fund

Statements of Changes in Net Assets

	Year ended	Period ended
	3/31/10	3/31/09[1]

Increase (decrease) in net assets

From operations
Net investment loss	$(35,438)	$(7,262)
Net realized gain (loss)	434,245	(40,086)
Change in net unrealized appreciation
(depreciation)	853,399	(74,959)
Increase (decrease) in net assets resulting
from operations	1,252,206	(122,307)

Distributions to shareholders
From net realized gain
Class A	(55,334)	—
Class B	(55,334)	—
Class C	(55,335)	—
Class I	(55,335)	—
Total distributions	(221,338)	—

From Fund share transactions (Note 5)	221,338	2,000,000

Total increase	1,252,206	1,877,693

Net assets

Beginning of year	1,877,693	—
End of year	$3,129,899	$1,877,693

Accumulated net investment loss	$(14,959)	$(7)

1 Period from 1-2-09 (inception date) to 3-31-09.

See notes to financial statements

13

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS A SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$9.39	$10.00
Net investment loss[2]	(0.14)	(0.03)
Net realized and unrealized gain (loss) on
investments	6.35	(0.58)
Total from investment operations	6.21	(0.61)

Less distributions
From net realized gain	(1.11)	—

Net asset value, end of period	$14.49	$9.39

Total return (%)[3,4]	67.14	(6.10)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$785	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	4.03	12.34[6]
Expenses net of fee waivers	1.36	1.65[6]
Expenses net of fee waivers and credits	1.36	1.65[6]
Net investment loss	(1.07)	(1.42)[6]
Portfolio turnover (%)	101	27

1 Period from 1-2-09 (inception date) to 3-31-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

14

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS B SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$9.38	$10.00
Net investment loss[2]	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	6.32	(0.57)
Total from investment operations	6.09	(0.62)
From net realized gain	(1.11)	—

Net asset value, end of period	$14.36	$9.38

Total return (%)[3,4]	65.91	(6.20)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$778	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	4.73	13.04[6]
Expenses net of fee waivers	2.06	2.35[6]
Expenses net of fee waivers and credits	2.06	2.35[6]
Net investment loss	(1.77)	(2.12)[6]
Portfolio turnover (%)	101	27

1 Period from 1-2-09 (inception date) to 3-31-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

15

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS C SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$9.38	$10.00
Net investment loss[2]	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	6.32	(0.57)
Total from investment operations	6.09	(0.62)

Less distributions
From net realized gain	(1.11)	—

Net asset value, end of period	$14.36	$9.38

Total return (%)[3,4]	65.91	(6.20)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$778	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	4.73	13.04[6]
Expenses net of fee waivers	2.06	2.35[6]
Expenses net of fee waivers and credits	2.06	2.35[6]
Net investment loss	(1.77)	(2.12)[6]
Portfolio turnover (%)	101	27

1 Period from 1-2-09 (inception date) to 3-31-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

16

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

CLASS I SHARES

Period ended
	03/31/2010	03/31/2009[1]
Per share operating performance

Net asset value, beginning of period	$9.41	$10.00
Net investment loss[2]	(0.10)	(0.02)
Net realized and unrealized gain (loss) on
investments	6.36	(0.57)
Total from investment operations	6.26	(0.59)

Less distributions
From net realized gain	(1.11)	—

Net asset value, end of period	$14.56	$9.41

Total return (%)[3,4]	67.54	(5.90)[5]

Ratios and supplemental data

Net assets, end of period (thousands)	$788	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	3.72	12.04[6]
Expenses net of fee waivers	1.06	1.10[6]
Expenses net of fee waivers and credits	1.06	1.10[6]
Net investment loss	(0.77)	(0.87)[6]
Portfolio turnover (%)	101	27

1 Period from 1-2-09 (inception date) to 3-31-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

17

Small Cap Opportunities Fund

Notes to Financial Statements

Note 1 - Organization

John Hancock Small Cap Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class B, Class C and Class I on March 31, 2010.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2010, by major security category or type:

18

	TOTAL		LEVEL 2	LEVEL 3
	MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
INVESTMENTS IN SECURITIES	03/31/10	PRICE	INPUTS	INPUTS
Common Stocks
Consumer Discretionary	$454,429	$454,429	—	—
Consumer Staples	19,544	19,544	—	—
Energy	200,920	200,920	—	—
Financials	239,483	239,483	—	—
Health Care	686,824	686,824	—	—
Industrials	344,022	344,022	—	—
Information Technology	854,963	854,963	—	—
Materials	317,343	317,343	—	—
Convertible Preferred Stocks
Financials	38,154	—	$38,154	—
Warrants
Materials	1,600	—	1,600	—
Short-Term Investments	331,832	331,832	—	—

Total Investments in Securities	$3,489,114	$3,449,360	$39,754	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

19

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended March 31, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the

20

Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, at least annually. The tax character of distributions for the year ended March 31, 2010, was as follows:

March 31, 2010

Ordinary Income	$221,338

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the components of distributable earnings on a tax basis included $109,210 of undistributed ordinary income and $45,485 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to investments in passive foreign investment companies and net operating losses.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against

21

certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, and indirect owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended March 31, 2010 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

The Adviser voluntarily agreed to reimburse or limit certain Fund level expenses to 0.14% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund were excluded. There is no guarantee this reimbursement will continue in the future.

The Adviser also agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.65% for Class A, 2.35% for Class B, 2.35% for Class C and 1.10% for Class I. The expense reimbursements and limits will continue in effect until June 30, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Accordingly, the expense reductions or reimbursements related to these agreement were $17,285, $17,216, $17,215 and $17,331, for Class A, Class B, Class C and Class I shares, respectively, for the year ended March 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal,

22

accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. During the year ended March 31, 2010, there were no up-front sales charges received by the Distributors with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2010, there were no CDSCs received by the Distributor for Class B and Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, B and C shares and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

For the year ended March 31, 2010, the Transfer Agent has waived $1,318 of transfer agent fees.

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Class level expenses for the year ended March 31, 2010 were:

	Distribution and	State registration	Transfer agent
Share Class	service fees	fees	fees

Class A	$ 1,981	$37	$347
Class B	6,567	36	345
Class C	6,567	32	345
Class I	-	51	281
Total	$15,115	$156	$1,318

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the year ended March 31, 2010 and period ended March 31, 2009 were as follows:

	Year ended		Period ended
	3/31/10		3/31/09[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	$—	50,000	$500,000
Distributions reinvested	4,157	55,334	—	—
Net increase	4,157	$55,334	50,000	$500,000

Class B shares
Sold	—	$—	50,000	$500,000
Distributions reinvested	4,186	55,334	—	—

Net increase	4,186	$55,334	50,000	$500,000

Class C shares
Sold	—	$—	50,000	$500,000
Distributions reinvested	4,186	55,335	—	—

Net increase	4,186	$55,335	50,000	$500,000

Class I shares
Sold	—	$—	50,000	$500,000
Distributions reinvested	4,139	55,335	—	—

Net increase	4,139	$55,335	50,000	$500,000

Net increase	16,668	$221,338	200,000	$2,000,000

1 Period from 1-2-09 (inception date) to 3-31-09.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,612,213 and $2,628,119, respectively, for the year ended March 31, 2010.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
Small Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Opportunities Fund (the “Fund") at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

25

Tax Information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2010, 1.22% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

26

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Patti McGill	1943	Chairperson (since 2008); Principal, PMP	2006	47
Peterson		Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education
Policy (since 2007); Executive Director,
CIES (international education agency) (until
2007); Vice President, Institute of
International Education (until 2007); Senior
Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998);
Former President Wells College, St.
Lawrence University and the Association of
Colleges and Universities of the State of New
York. Director of the following: Niagara
Mohawk Power Corporation (until 2003);
Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the
following: Board of Visitors, The University
of Wisconsin, Madison (since 2007); Ford
Foundation, International Fellowships
Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth
Endowment (since 2002); Council for
International Educational Exchange (since
2003).

James F.	1940	Chief Executive Officer, Director and Treasurer,	2006	47
Carlin		Alpha Analytical Laboratories (environmental,
chemical and pharmaceutical analysis) (since
1985); Part Owner and Treasurer, Lawrence
Carlin Insurance Agency, Inc. (since 1995);
Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments)
(since 1987).

27

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

William H.	1944	Professor, University of Texas, Austin, Texas	2006	47
Cunningham		(since 1971); former Chancellor, University
of Texas System and former President of the
University of Texas, Austin, Texas; Director
of the following: LIN Television (since
2009); Lincoln National Corporation
(insurance) (Chairman since 2009 and
Director since 2006); Resolute Energy
Corporation (since 2009); Nanomedical
Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown
Technologies, LP (tropical fish) (Chairman
since 2007); Greater Austin Crime
Commission (since 2001); Southwest
Airlines (since 2000); former Director of the
following: Introgen (manufacturer of
biopharmaceuticals) (until 2008); Hicks
Acquisition Company I, Inc. (until 2007);
Jefferson-Pilot Corporation (diversified life
insurance company) (until 2006); and former
Advisory Director, JP Morgan Chase Bank
(formerly Texas Commerce Bank–Austin)
(until 2009).

Deborah C.	1952	Chief Executive Officer, American Red	2008	47
Jackson(2)		Cross of Massachusetts Bay (since 2002);
Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors
of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American
Student Association Corp. (since 1996);
Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard
Pilgrim Healthcare (health benefits company)
(since 2007).

28

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Charles L.	1938	Chairman and Trustee, Dunwoody Village,	2006	47
Ladner		Inc. (retirement services) (since 2008);
Director, Philadelphia Archdiocesan
Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI
Corporation (public utility holding company)
(retired 1998); Vice President and Director
for AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History
Association (Cooperating Association,
National Park Service) (until 2005).

Stanley	1947	Senior Vice President/Audit Executive,	2008	47
Martin(2)		Federal Home Loan Mortgage Corporation
(2004–2006); Executive Vice
President/Consultant, HSBC Bank USA
(2000–2003); Chief Financial
Officer/Executive Vice President, Republic
New York Corporation & Republic National
Bank of New York (1998–2000); Partner,
KPMG LLP (1971–1998).

Dr. John A.	1939	President and Chief Executive Officer,	2006	47
Moore		Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior
Scientist, Sciences International (health
research) (until 2003); Former Assistant
Administrator & Deputy Administrator,
Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000);
Director, CIIT Center for Health Science
Research (nonprofit research) (until 2007).

29

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Steven R.	1944	Chairman and Chief Executive Officer,	2006	47
Pruchansky(2)		Greenscapes of Southwest Florida, Inc. (since
2000); Director and President, Greenscapes
of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American
Bank (since 2008); Managing Director, Jon
James, LLC (real estate) (since 2000);
Director, First Signature Bank & Trust
Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Gregory A.	1949	Vice Chairman, Risk & Regulatory Matters,	2008	47
Russo		KPMG LLP (KPMG) (2002–2006); Vice
Chairman, Industrial Markets, KPMG (1998–
2002).

30

Non-Independent Trustees(3)

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

James R.	1959	Senior Executive Vice President, U.S.	2006	244
Boyle		Division, Manulife Financial Corporation
(since 2009), Executive Vice President
(1999–2009); Chairman and Director, John
Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and
Director, John Hancock Investment
Management Services, LLC (since 2006);
Trustee of John Hancock Trust (since
2005), John Hancock Funds II (since 2005)
and the John Hancock retail funds (since
2006).

John G.	1955	Senior Vice President, Strategic Initiatives	2009	47
Vrysen		(since 2006), Vice President (until 2006),
Manulife Financial Corporation; Director,
Executive Vice President and Chief
Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC,
John Hancock Investment Management
Services, LLC and John Hancock Funds,
LLC (since 2007); Chief Operating Officer,
John Hancock Funds II and John Hancock
Trust (since 2007); Chief Operating Officer,
John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services,
Inc. (since 2005); Chief Financial Officer,
John Hancock Advisers, LLC, The Berkeley
Financial Group, LLC, MFC Global
Investment Management (U.S.), LLC, John
Hancock Investment Management Services,
LLC, John Hancock Funds, LLC, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (2005–2007).

31

Principal officers who are not Trustees

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Keith F. Hartstein	1956	Senior Vice President, Manulife Financial	2006
President and Chief		Corporation (since 2004); Director,
Executive Officer		President and Chief Executive Officer,
John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John
Hancock Funds, LLC (since 2005);
Director, MFC Global Investment
Management (U.S.), LLC (since 2005);
Chairman and Director, Signature Services
(since 2005); Director, President and Chief
Executive Officer, John Hancock
Investment Management Services, LLC
(since 2006); President and Chief
Executive Officer, John Hancock retail
funds (since 2005); President and Chief
Executive Officer (until 2009), John
Hancock Funds II and John Hancock Trust;
Director, Chairman and President, NM
Capital Management, Inc. (since 2005);
Member and former Chairman, Investment
Company Institute Sales Force Marketing
Committee (since 2003); President and
Chief Executive Officer, MFC Global
(U.S.) (2005–2006).

32

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Andrew G. Arnott	1971	Senior Vice President, Manulife Financial	2009
Chief Operating		Corporation (since 2009); Senior Vice
Officer		President (since 2007), Vice President
(2005–2007), John Hancock Advisers,
LLC; Senior Vice President (since 2008),
Vice President (2006–2008), John Hancock
Investment Management Services, LLC;
Senior Vice President (since 2006), Vice
President (2005–2006), 2nd Vice President
(2004–2005), John Hancock Funds, LLC;
Chief Operating Officer (since 2009), Vice
President (2007–2009), John Hancock
retail funds; Vice President (since 2006),
John Hancock Funds II and John Hancock
Trust; Senior Vice President (2005–2009),
Product Management and Development for
John Hancock Funds, LLC; Vice President
and Director (1998–2005), Marketing and
Product Management for John Hancock
Funds, LLC.

Thomas M. Kinzler	1955	Secretary and Chief Legal Officer, John	2006
Secretary and Chief		Hancock retail funds, John Hancock Funds
Legal Officer		II and John Hancock Trust (since 2006);
Secretary and Chief Legal Counsel (since
2008) and Secretary (2007–2008), John
Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC;
Secretary, John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (since
2007); Vice President and Associate
General Counsel for Massachusetts Mutual
Life Insurance Company (1999–2006);
Secretary and Chief Legal Counsel for
MML Series Investment Fund (2000–
2006); Secretary and Chief Legal Counsel
for MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

33

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Francis V. Knox, Jr.	1947	Chief Compliance Officer, John Hancock	2006
Chief Compliance		retail funds, John Hancock Funds II, John
Officer		Hancock Trust, John Hancock Advisers,
LLC and John Hancock Investment
Management Services, LLC (since 2005);
Vice President, John Hancock Advisers,
LLC, John Hancock Investment
Management Services, LLC and MFC
Global Investment Management (U.S.),
LLC (2005–2008).

Charles A. Rizzo	1957	Senior Vice President, John Hancock	2007
Chief Financial		Advisers, LLC and John Hancock
Officer		Investment Management Services, LLC
(since 2008); Chief Financial Officer, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs
Mutual Fund Complex (registered
investment companies) (2005–2007); Vice
President, Goldman Sachs (2005–2007);
Managing Director and Treasurer of
Scudder Funds, Deutsche Asset
Management (2003–2005).

Michael J. Leary	1965	Treasurer, John Hancock retail funds, John	2007
Treasurer		Hancock Funds II and John Hancock Trust
(since 2009); Assistant Treasurer, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (2007–2009);
Vice President and Director of Fund
Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management Services, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment Management (U.S.) LLC
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Thomas M. Kinzler	Independent registered public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo	The report is certified under the Sarbanes-Oxley Act, which
Chief Financial Officer	requires mutual funds and other public companies to affirm
Michael J. Leary	that, to the best of their knowledge, the information in
Treasurer	their financial reports is fairly and accurately stated in all material respects.

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

35

John Hancock
MUTUAL FUNDS

John Hancock

Disciplined Value Fund

Annual Report
3.31.10

Management’s discussion of
Fund performance

By Robeco investment Management, inc.

The past year ended March 31, 2010, was one of almost uninterrupted expansion for equities. Various factors lifted the financial markets, including aggressive fiscal and monetary stimulus from the federal government and a growing sense that valuations were far too low given many stocks’ underlying business fundamentals. Many of the same stocks that had fallen the most during last year’s slump — more speculative companies with weak balance sheets, primarily — ended up doing the best overall during the past 12 months.

For the 12-month period ended March 31, 2010, John Hancock Disciplined Value Fund’s Class A shares had a total return of 52.68% at net asset value. That performance beat the 50.25% return of the average large cap value fund, according to Morningstar, Inc., and the 49.77% return of the S&P 500 Index, but modestly trailed the 53.55% return of the Fund’s benchmark, the Russell 1000 Value Index.

Although the Fund was helped by an overweighting in the strong-performing consumer services sector, disappointing stock selection within the group ended up hampering results relative to the benchmark index. Two poor performers stood out — video game retailer GameStop Corp. and for-profit education company Apollo Group, Inc., both of which were sold during the period. Other sources of weakness were the real estate investment trust (REIT) and capital goods sectors. In both cases, the Fund was hurt by a combination of disappointing sector and security selection.

On the positive side, reduced exposure to the two weakest-performing sectors in the market last year — utilities and communications — greatly added to returns. Successful stock selection in energy was another positive, while being modestly underweighted in the sector contributed to a lesser extent. Within energy, we benefited from independent oil and gas producers such as EOG Resources, Inc. and Devon Energy Corp., which we sold, while Ultra Petroleum Corp. did not perform well. A large allocation to the very-strong-performing financial sector was helpful and most of the portfolio’s top individual contributors came from this group, led by JPMorgan Chase & Company and Wells Fargo & Co. In contrast, the Fund was hurt by positions in Bank of New York Mellon and KeyCorp, both of which we sold.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Disciplined Value Fund | Annual report

A look at performance

Total returns for the period ended March 31, 2010

	Average annual returns (%)			Cumulative returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

							Since
	1-year	5-year	10-year	1-year	5-year	10-year	inception
Class A1	45.04	3.07	5.30	45.04	16.33	67.54	—
Class B1	46.14	2.76	4.75	46.14	14.61	59.05	—
Class C1	50.33	3.07	4.75	50.33	16.32	59.05	—
Class I1,2	53.14	4.50	6.23	53.14	24.63	83.09	—
Class I2[1,2]	53.27	4.30	5.99	53.27	23.44	78.84	—
Class R1[1,2]	52.11	3.76	5.46	52.11	20.27	70.12	—
Class R3[1,2]	52.25	3.86	5.56	52.25	20.87	71.82	—
Class R4[1,2]	52.71	4.17	5.88	52.71	22.69	77.04	—
Class R5[1,2]	53.17	4.49	6.20	53.17	24.55	82.42	—
Class ADV [1,2]	52.81	3.93	5.58	52.81	21.23	72.08	—
Class NAV [2]	—	—	—	—	—	—	31.89[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, I2, R1, R3, R4, R5, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations for Classes A, B, C, I, I2 and ADV are contractual at least until 6-30-11. The waivers and expense limitations for Classes R1, R3, R4 and R5 are contractual at least until 7-31-10. The net expenses are as follows: Class A — 1.30%, Class B — 2.05%, Class C — 2.05%, Class I — 0.90%, Class I2 — 0.85%, Class R1 — 1.50%, Class R3 — 1.40%, Class R4 — 1.10%,Class R5 —0.80% and Class ADV — 1.00%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows_: Class A — 1.64%, Class B — 2.50%, Class C — 2.50%, Class I — 1.09%, Class I2 —1.20%, Class R1 — 1.67%, Class R3 — 1.57%, Class R4 — 1.27%, Class R5 —0.97% and Class ADV — 1.60%. For Class NAV, the net expenses equal the gross expenses and are 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On 12-19-2008, through a reorganization the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). The predecessor fund offered its Investor share class, in exchange for Class A shares, inception date 12-22-2008. The predecessor fund’s Investor share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, C and ADV shares is 12-22-2008, the inception date for Class R3, R4 and R5 shares is 5-22-2009 and the inception date for Class R1 shares is 7-13-2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, ADV, R1, R3, R4 and R5 shares, respectively. The predecessor fund offered its Institutional share class, in exchange for Class I shares, inception date 12-22-2008. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date for Class I2 shares is 12-22-2008. The returns prior to this date are those of Class I shares that have been recalculated to apply the gross fees and expenses of Class I2.

2 For certain types of investors, as described in the Fund’s Class I, I2, R1, R3, R4, R5, ADV and NAV shares prospectuses.

3 From 5-29-09.

Annual report | Disciplined Value Fund	7

A look at performance

Growth of $10,000
This chart shows what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index 1	Index 2

Class B1,3	3-31-00	$15,905	$15,905	$13,568	$9,365

Class C1,3	3-31-00	15,905	15,905	13,568	9,365

Class I1,4	3-31-00	18,309	18,309	13,568	9,365

Class I2[1,4]	3-31-00	17,884	17,884	13,568	9,365

Class R1[1,4]	3-31-00	17,012	17,012	13,568	9,365

Class R3[1,4]	3-31-00	17,182	17,182	13,568	9,365

Class R4[1,4]	3-31-00	17,704	17,704	13,568	9,365

Class R5[1,4]	3-31-00	18,242	18,242	13,568	9,365

Class ADV[1,4]	3-31-00	17,208	17,208	13,568	9,365

Class NAV[4]	5-29-09	13,189	13,189	13,227	13,120

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, C, I, I2, R1, R3, R4, R5, ADV and NAV shares, respectively, as of 3-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 12-19-2008, through a reorganization the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). The predecessor fund offered its Investor share class, in exchange for Class A shares, inception date 12-22-2008. The predecessor fund’s Investor share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, C and ADV shares is 12-22-2008, the inception date for Class R3, R4 and R5 shares is 5-22-2009 and the inception date for Class R1 shares is 7-13 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, C, ADV, R1, R3, R4 and R5 shares, respectively. The predecessor fund offered its Institutional share class, in exchange for Class I shares, inception date 12-22-2008. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date for Class I2 shares is 12-22-2008. The returns prior to this date are those of Class I shares that have been recalculated to apply the gross fees and expenses of Class I2.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I, I2, R1, R3, R4, R5, ADV and NAV shares prospectuses.

8	Disciplined Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 10-1-09	3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,105.80	$5.72

Class B	1,000.00	1,100.70	11.26

Class C	1,000.00	1,100.70	10.89

Class I	1,000.00	1,107.90	4.41

Class I2	1,000.00	1,108.80	3.94

Class R1	1,000.00	1,103.50	7.87

Class R3	1,000.00	1,104.60	7.35

Class R4	1,000.00	1,106.40	5.78

Class R5	1,000.00	1,108.30	4.21

Class ADV	1,000.00	1,107.50	5.41

Class NAV	1,000.00	1,107.80	3.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 10-1-09	3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,019.50	$5.49

Class B	1,000.00	1,014.20	10.80

Class C	1,000.00	1,014.60	10.45

Class I	1,000.00	1,020.70	4.23

Class I2	1,000.00	1,021.20	3.78

Class R1	1,000.00	1,017.50	7.54

Class R3	1,000.00	1,018.00	7.04

Class R4	1,000.00	1,019.40	5.54

Class R5	1,000.00	1,020.90	4.03

Class ADV	1,000.00	1,019.80	5.19

Class NAV	1,000.00	1,021.20	3.78

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.09%, 2.15%, 2.08%, 0.84%, 0.75%, 1.50%, 1.40%, 1.10%, 0.80%, 1.03% and 0.75% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Disciplined Value Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

JPMorgan Chase & Company	4.1%	Johnson & Johnson	2.8%

Exxon Mobil Corp.	3.9%	Hewlett-Packard Company	2.6%

Chevron Corp.	3.7%	Oracle Corp.	2.1%

Bank of America Corp.	3.6%	Berkshire Hathaway, Inc., Class B	2.1%

Wells Fargo & Company	3.1%	McKesson Corp.	2.0%

Sector Composition[2,3]

Financials	27%	Consumer Staples	6%

Information Technology	16%	Materials	5%

Energy	13%	Utilities	1%

Health Care	11%	Telecommunication Services	1%

Consumer Discretionary	10%	Short-Term Investments & Other	3%

Industrials	7%

1 As a percentage of net assets on March 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Disciplined Value Fund	11

Fund’s investments

As of 3-31-10

	Shares	Value

Common Stocks 97.49%		$577,390,449

(Cost $506,802,368)

Consumer Discretionary 9.81%		58,094,600

Media 5.61%

Comcast Corp., Class A	296,650	5,582,953

DIRECTV, Class A (I)	127,359	4,306,008

Liberty Media-Starz, Series A (I)	71,747	3,923,126

Omnicom Group, Inc.	115,070	4,465,867

Time Warner, Inc.	182,335	5,701,615

Viacom, Inc., Class B (I)	268,560	9,233,093

Multiline Retail 1.64%

Family Dollar Stores, Inc.	110,445	4,043,391

Macy’s, Inc.	261,760	5,698,515

Specialty Retail 2.56%

Ross Stores, Inc. (L)	58,715	3,139,491

The Gap, Inc.	273,515	6,320,932

TJX Companies, Inc.	133,575	5,679,609

Consumer Staples 5.39%		31,908,283

Beverages 1.93%

Anheuser-Busch InBev NV, ADR	75,420	3,804,939

Dr. Pepper Snapple Group, Inc.	217,275	7,641,562

Food & Staples Retailing 1.09%

Wal-Mart Stores, Inc.	116,315	6,467,114

Household Products 1.16%

Clorox Company	106,870	6,854,642

Tobacco 1.21%

Philip Morris International, Inc.	136,887	7,140,026

Energy 13.39%		79,292,265

Oil, Gas & Consumable Fuels 13.39%

Canadian Natural Resources, Ltd.	39,950	2,957,898

Chevron Corp.	285,200	21,626,716

EOG Resources, Inc.	112,695	10,473,873

Exxon Mobil Corp. (L)	341,054	22,843,797

Noble Energy, Inc.	117,225	8,557,425

Occidental Petroleum Corp.	110,695	9,358,155

Ultra Petroleum Corp. (I)	74,510	3,474,401

See notes to financial statements

12	Disciplined Value Fund | Annual report

	Shares	Value
Financials 27.42%		$162,402,648

Commercial Banks 7.20%

Barclays PLC, SADR (L)	290,460	6,317,505

BB&T Corp. (L)	231,050	7,483,709

U.S. Bancorp	414,300	10,722,084

Wells Fargo & Company (L)	581,995	18,111,684

Consumer Finance 2.85%

American Express Company	158,566	6,542,433

Discover Financial Services	370,915	5,526,633

SLM Corp. (I)	384,305	4,811,499

Diversified Financial Services 10.45%

Bank of America Corp.	1,185,215	21,156,088

Federated Investors, Inc., Class B (L)	217,290	5,732,110

JPMorgan Chase & Company	537,065	24,033,659

SEI Investments Company	239,720	5,266,648

State Street Corp.	125,800	5,678,612

Insurance 5.52%

ACE, Ltd.	111,279	5,819,892

Berkshire Hathaway, Inc., Class B (I)(L)	152,554	12,398,064

Reinsurance Group of America, Inc.	110,780	5,818,166

The Travelers Companies, Inc.	106,529	5,746,174

Validus Holdings, Ltd.	106,836	2,941,195

Real Estate Investment Trusts 0.41%

Annaly Capital Management, Inc.	140,530	2,414,305

Real Estate Management & Development 0.99%

Brookfield Asset Management, Inc. (L)	231,400	5,882,188

Health Care 11.21%		66,375,242

Biotechnology 0.47%

Amgen, Inc. (I)	46,900	2,802,744

Health Care Equipment & Supplies 1.68%

Hologic, Inc. (I)	190,325	3,528,626

Medtronic, Inc.	142,765	6,428,708

Health Care Providers & Services 4.36%

DaVita, Inc. (I)	84,855	5,379,807

Humana, Inc. (I)	58,755	2,747,971

McKesson Corp.	182,780	12,012,302

Omnicare, Inc.	200,685	5,677,379

Pharmaceuticals 4.70%

Abbott Laboratories	52,580	2,769,914

Johnson & Johnson	251,711	16,411,557

Merck & Company, Inc.	230,689	8,616,234

Industrials 7.28%		43,095,116

Aerospace & Defense 2.01%

Honeywell International, Inc.	155,745	7,050,576

United Technologies Corp.	65,685	4,835,073

See notes to financial statements

Annual report | Disciplined Value Fund	13

	Shares	Value
Industrial Conglomerates 2.13%

McDermott International, Inc. (I)	109,495	$2,947,605

Siemens AG, SADR (L)	36,875	3,686,394

Tyco International, Ltd.	156,950	6,003,337

Professional Services 3.14%

Equifax, Inc.	235,725	8,438,955

Manpower, Inc.	118,225	6,753,012

Robert Half International, Inc. (L)	111,080	3,380,164

Information Technology 15.70%		92,995,019

Communications Equipment 1.73%

Harris Corp.	216,315	10,272,799

Computers & Peripherals 4.91%

EMC Corp. (I)	512,040	9,237,202

Hewlett-Packard Company	293,088	15,577,627

International Business Machines Corp.	33,480	4,293,810

Internet Software & Services 1.28%

eBay, Inc. (I) (L)	280,350	7,555,433

IT Services 1.41%

Amdocs, Ltd. (I)	130,275	3,922,580

Hewitt Associates, Inc. (I)	110,755	4,405,834

Semiconductors & Semiconductor Equipment 1.78%

Analog Devices, Inc.	59,440	1,713,061

STMicroelectronics NV (L)	436,129	4,300,232

Texas Instruments, Inc. (L)	185,470	4,538,451

Software 4.59%

CA, Inc.	117,350	2,754,205

Microsoft Corp.	404,099	11,827,978

Oracle Corp.	490,300	12,595,807

Materials 5.09%		30,173,215

Chemicals 2.00%

Ashland, Inc.	173,130	9,136,070

The Mosaic Company	45,000	2,734,650

Containers & Packaging 0.89%

Crown Holdings, Inc. (I)	93,480	2,520,221

Pactiv Corp. (I)	108,810	2,739,836

Metals & Mining 2.20%

Allegheny Technologies, Inc. (L)	100,225	5,411,148

Reliance Steel & Aluminum Company	155,013	7,631,290

Telecommunication Services 0.80%		4,736,301

Wireless Telecommunication Services 0.80%

Vodafone Group PLC, SADR (L)	203,362	4,736,301

Utilities 1.40%		8,317,760

Electric Utilities 0.96%

Edison International	166,975	5,705,536

Multi-Utilities 0.44%

PG&E Corp. (L)	61,580	2,612,224

See notes to financial statements

14	Disciplined Value Fund | Annual report

		Par	Value

Short-Term Investments 14.46%			$85,652,465

(Cost $85,655,266)

Repurchase Agreement 2.08%			12,343,000
Repurchase Agreement with State Street Corp. dated 03-31-2010 at
0.00% to be repurchased at $12,343,000 on 04-01-2010, collateralized by $12,325,000 U.S. Treasury Notes, 3.75% due 11-15-2018 (valued at
$12,594,918, including interest)		$12,343,000	12,343,000

		Shares	Value

Securities Lending Collateral 12.38%			73,309,465
John Hancock Collateral Investment Trust (W)	0.1970% (Y)	7,324,501	73,309,465

Total investments (Cost $592,457,634)† 111.95%			$663,042,914

Other assets and liabilities, net (11.95%)			($70,779,994)

Total net assets 100.00%			$592,262,920

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts (I) Non-income producing security.

(L) All or a portion of this security is on loan as of March 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of March 31, 2010.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $593,913,239. Net unrealized appreciation aggregated $69,129,675, of which $71,866,205 related to appreciated investment securities and $2,736,530 related to depreciated investment securities.

See notes to financial statements

Annual report | Disciplined Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $506,802,368) including
$71,837,175 of securities loaned (Note 2)	$577,390,449
Investments in affiliated issuers, at value (Cost $73,312,266) (Note 2)	73,309,465
Repurchase agreements, at value (Cost $12,343,000) (Note 2)	12,343,000

Total investments, at value (Cost $592,457,634)	663,042,914
Cash	788
Receivable for fund shares sold	3,672,786
Dividends and interest receivable	648,522
Receivable for securities lending income	4,843
Other receivables and prepaid assets	120,926

Total assets	667,490,779

Liabilities

Payable for fund shares repurchased	1,748,183
Payable upon return of securities loaned (Note 2)	73,315,568
Payable to affiliates
Accounting and legal services fees	6,938
Transfer agent fees	29,101
Investment management fees	25,439
Trustees’ fees	2,060
Other liabilities and accrued expenses	100,570

Total liabilities	75,227,859

Net assets

Capital paid-in	$587,667,679
Undistributed net investment income	634,558
Accumulated net realized loss on investments and foreign
currency transactions	(66,624,630)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	70,585,313

Net assets	$592,262,920

See notes to financial statements

16	Disciplined Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share
Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($162,411,836 ÷ 13,189,052 shares)	$12.31
Class B ($5,241,191 ÷ 440,062 shares)[1]	$11.91
Class C ($18,865,883 ÷ 1,583,988 shares)[1]	$11.91
Class I ($158,055,930 ÷ 13,136,099 shares)	$12.03
Class I2 ($18,665,817 ÷ 1,550,505 shares)	$12.04
Class R1 ($316,659 ÷ 26,280 shares)	$12.05
Class R3 ($37,901 ÷ 3,148 shares)	$12.04
Class R4 ($709,640 ÷ 58,940 shares)	$12.04
Class R5 ($38,364 ÷ 3,187 shares)	$12.04
Class ADV ($34,203 ÷ 2,844 shares)	$12.03
Class NAV ($227,885,496 ÷ 18,924,111 shares)	$12.04

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.96

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Disciplined Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,301,258
Securities lending	41,513
Interest	2,610
Less foreign taxes withheld	(47,176)

Total investment income	5,298,205

Expenses

Investment management fees (Note 4)	2,209,076
Distribution and service fees (Note 4)	291,564
Accounting and legal services fees (Note 4)	32,208
Transfer agent fees (Note 4)	208,877
Trustees’ fees (Note 4)	19,565
State registration fees (Note 4)	52,090
Professional fees	51,221
Custodian fees	45,286
Registration and filing fees	73,309
Proxy fees	15,253
Other	2,616

Total expenses	3,001,065
Less expense reductions (Note 4)	(373,950)

Net expenses	2,627,115

Net investment income	2,671,090

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	5,629,802
Investments in affiliated issuers	(3,302)
Foreign currency transactions	1,614
5,628,114
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	84,595,733
Investments in affiliated issuers	(2,801)
Translation of assets and liabilities in foreign currencies	(87)
84,592,845
Net realized and unrealized gain	90,220,959

Increase in net assets from operations	$92,892,049

See notes to financial statements

18	Disciplined Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	3-31-10	3-31-09[1]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$2,671,090	$451,708	$818,465
Net realized gain (loss)	5,628,114	(7,427,836)	(2,964,116)
Change in net unrealized appreciation (depreciation)	84,592,845	(13,287,369)	(6,006,649)

Increase (decrease) in net assets resulting
from operations	92,892,049	(20,263,497)	(8,152,300)

Distributions to shareholders
From net investment income
Class A	(317,909)	(168,893)	(218,590)
Class I	(734,059)	(644,634)	(544,588)
Class I2	(422)	—	—
Class R4	(81)	—	—
Class R5	(164)	—	—
Class NAV	(1,182,121)	—	—
Class ADV	(111)	—	—
From net realized gain
Class A	—	—	(2,023,945)
Class I	—	—	(3,923,967)

Total distributions	(2,234,867)	(813,527)	(6,711,090)

From Fund share transactions (Note 5)	458,333,062	4,171,334	8,272,036

Total increase (decrease)	548,990,244	(16,905,690)	(6,591,354)

Net assets

Beginning of year	43,272,676	60,178,366	66,769,720

End of year	$592,262,920	$43,272,676	$60,178,366

Undistributed net investment income	$634,558	$197,943	$559,507

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

See notes to financial statements

Annual report | Disciplined Value Fund	19

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	3-31-10	3-31-09[1,2]	8-31-08[3]	8-31-07[3]	8-31-06[3]	8-31-05[3]

Per share operating performance

Net asset value, beginning of period	$8.09	$12.32	$15.62	$14.77	$15.22	$12.86
Net investment income[4]	0.08	0.08	0.15	0.15	0.13	0.08
Net realized and unrealized gain (loss)
on investments	4.18	(4.18)	(1.90)	2.07	1.57	2.36
Total from investment operations	4.26	(4.10)	(1.75)	2.22	1.70	2.44
Less distributions
From net investment income	(0.04)	(0.13)	(0.15)	(0.13)	(0.13)	(0.08)
From net realized gain	—	—	(1.40)	(1.24)	(2.02)	—
Total distributions	(0.04)	(0.13)	(1.55)	(1.37)	(2.15)	(0.08)
Net asset value, end of period	$12.31	$8.09	$12.32	$15.62	$14.77	$15.22
Total return (%)[5,6]	52.68	(33.33)[7]	(12.29)	15.45	12.14	19.04

Ratios and supplemental data

Net assets, end of period (in millions)	$162	$10	$16	$23	$21	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.76[8]	1.39	1.32	1.46	1.61
Expenses net of fee waivers	1.06	1.00[8]	1.00	1.00	1.11	1.25
Expenses net of fee waivers and credits	1.05	1.00[8]	1.00	1.00	1.11	1.25
Net investment income	0.74	1.45[8]	1.10	0.95	0.87	0.53
Portfolio turnover (%)	59	52[9]	78	62	58	77

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

2 After the close of business on December 19, 2008, holders of Investor Shares of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Fund. These shares were first offered on December 22, 2008. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

20	Disciplined Value Fund | Annual report

CLASS B SHARES Period ended	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$7.88	$8.82
Net investment income (loss)[2]	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	4.06	(0.96)
Total from investment operations	4.03	(0.94)
Net asset value, end of period	$11.91	$7.88
Total return (%)[3]	51.14	(10.66)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.58	4.24[6]
Expenses net of fee waivers	2.12	2.07[6]
Expenses net of fee waivers and credits	2.05	2.05[6]
Net investment income (loss)	(0.25)	1.18[6]
Portfolio turnover (%)	59	52[7]

1 The inception date for Class B shares is 12-22-08.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

7 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS C SHARES Period ended	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$7.87	$8.82
Net investment income (loss)[2]	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	4.07	(0.97)
Total from investment operations	4.04	(0.95)
Net asset value, end of period	$11.91	$7.87
Total return (%)[3]	51.33	(10.77)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.24	4.41[6]
Expenses net of fee waivers	2.08	2.06[6]
Expenses net of fee waivers and credits	2.05	2.05[6]
Net investment income (loss)	(0.27)	1.26[6]
Portfolio turnover (%)	59	52[7]

1 The inception date for Class C shares is 12-22-08.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

7 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Disciplined Value Fund	21

CLASS I SHARES Period ended	3-31-10	3-31-09[1,2]	8-31-08[3]	8-31-07[3]	8-31-06[3]	8-31-05[3]

Per share operating performance

Net asset value, beginning of period	$7.90	$12.08	$15.34	$14.53	$15.00	$12.67
Net investment income[4]	0.11	0.09	0.18	0.20	0.16	0.11
Net realized and unrealized gain (loss)
on investments	4.08	(4.10)	(1.84)	2.02	1.55	2.33
Total from investment operations	4.19	(4.01)	(1.66)	2.22	1.71	2.44
Less distributions
From net investment income	(0.06)	(0.17)	(0.20)	(0.17)	(0.16)	(0.11)
From net realized gain	—	—	(1.40)	(1.24)	(2.02)	—
Total distributions	(0.06)	(0.17)	(1.60)	(1.41)	(2.18)	(0.11)
Net asset value, end of period	$12.03	$7.90	$12.08	$15.34	$14.53	$15.00
Total return (%)[5,6]	53.14	(33.33)[7]	(11.99)	15.70	12.43	19.30

Ratios and supplemental data

Net assets, end of period (in millions)	$158	$33	$44	$43	$36	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	1.37[8]	1.14	1.07	1.22	1.35
Expenses net of fee waivers	0.80	0.75[8]	0.75	0.75	0.86	1.00
Expenses net of fee waivers and credits	0.80	0.75[8]	0.75	0.75	0.86	1.00
Net investment income	1.01	1.72[8]	1.37	1.20	1.11	0.83
Portfolio turnover (%)	59	52[9]	78	62	58	77

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

2 After the close of business on December 19, 2008, holders of Institutional Shares of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Fund. These shares were first offered on December 22, 2008. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS I2 SHARES Period ended	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$7.90	$8.82
Net investment income[2]	0.11	0.05
Net realized and unrealized gain (loss) on investments	4.09	(0.97)
Total from investment operations	4.20	(0.92)
Less distributions
From net investment income	(0.06)	—
Total distributions	(0.06)	—
Net asset value, end of period	$12.04	$7.90
Total return (%)[3,4]	53.27	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	5.08
Expenses net of fee waivers	0.75	0.75[7]
Expenses net of fee waivers and credits	0.75	0.75[7]
Net investment income	0.99	2.23[7]
Portfolio turnover (%)	59	52[8]

1 The inception date for Class I2 shares is 12-22-08.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

22	Disciplined Value Fund | Annual report

CLASS R1 SHARES Period ended	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$9.01
Net investment income[2]	0.02
Net realized and unrealized gain on investments	3.02
Total from investment operations	3.04
Net asset value, end of period	$12.05
Total return (%)[3]	33.74[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.96[6]
Expenses net of fee waivers	1.50[6]
Expenses net of fee waivers and credits	1.50[6]
Net investment income	0.29[6]
Portfolio turnover (%)	59[7]

1 The inception date for Class R1 shares is 7-13-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2009 to March 31, 2010.

CLASS R3 SHARES Period ended	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$8.98
Net investment income[2]	0.04
Net realized and unrealized gain on investments	3.02
Total from investment operations	3.06
Net asset value, end of period	$12.04
Total return (%)[3]	34.08[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.23[6]
Expenses net of fee waivers	1.40[6]
Expenses net of fee waivers and credits	1.40[6]
Net investment income	0.43[6]
Portfolio turnover (%)	59[7]

1 The inception date for Class R3 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2009 to March 31, 2010.

See notes to financial statements

Annual report | Disciplined Value Fund	23

CLASS R4 SHARES Period ended	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$8.98
Net investment income[2]	0.07
Net realized and unrealized gain on investments	3.02
Total from investment operations	3.09
Less distributions
From net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$12.04
Total return (%)[3,4]	34.42[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.88[6]
Expenses net of fee waivers	1.10[6]
Expenses net of fee waivers and credits	1.10[6]
Net investment loss	0.75[6]
Portfolio turnover (%)	59[7]

1 The inception date for Class R4 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2009 to March 31, 2010.

CLASS R5 SHARES Period ended	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$8.98
Net investment income[2]	0.10
Net realized and unrealized gain on investments	3.02
Total from investment operations	3.12
Less distributions
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$12.04
Total return (%)[3,4]	34.77[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.54[7]
Expenses net of fee waivers	0.80[7]
Expenses net of fee waivers and credits	0.80[7]
Net investment income	1.03[7]
Portfolio turnover (%)	59[8]

1 The inception date for Class R5 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2009 to March 31, 2010.

See notes to financial statements

24	Disciplined Value Fund | Annual report

CLASS ADV SHARES Period ended	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$7.90	$8.82
Net investment income[2]	0.09	0.04
Net realized and unrealized gain (loss) on investments	4.08	(0.96)
Total from investment operations	4.17	(0.92)
Less distributions
From net investment income	(0.04)	—
Total distributions	(0.04)	—
Net asset value, end of period	$12.03	$7.90
Total return (%)[3,4]	52.81	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	31.79	3.21[7]
Expenses net of fee waivers	1.00	1.00[7]
Expenses net of fee waivers and credits	1.00	1.00[7]
Net investment income	0.84	1.96[7]
Portfolio turnover (%)	59	52[8]

1 The inception date for class ADV shares is 12-22-08.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS NAV Period ended	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$9.18
Net investment income[2]	0.10
Net realized and unrealized gain on investments	2.82
Total from investment operations	2.92
Less distributions
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$12.04
Total return (%)[3,4]	31.89[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]
Expenses net of fee waivers	0.75[6]
Expenses net of fee waivers and credits	0.75[6]
Net investment income	1.05[6]
Portfolio turnover (%)	59[7]

1 The inception date for Class NAV shares is 5-29-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2009 to March 31, 2010.

See notes to financial statements

Annual report | Disciplined Value Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class I2 and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to the Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund). On December 19, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Affiliates of the Fund owned 100%, 88% and 87% shares of beneficial interest of Class ADV, Class R3 and Class R5 on March 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2010, by major security category or type:

26	Disciplined Value Fund | Annual report

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
INVESTMENTS IN SECURITIES	3-31-10	QUOTED PRICE	INPUTS	INPUTS

Common Stock

Consumer Discretionary	$58,094,600	$58,094,600	—	—

Consumer Staples	31,908,283	31,908,283	—	—

Energy	79,292,265	79,292,265	—	—

Financials	162,402,648	162,402,648	—	—

Health Care	66,375,242	66,375,242	—	—

Industrials	43,095,116	43,095,116	—	—

Information Technology	92,995,019	92,995,019	—	—

Materials	30,173,215	30,173,215	—	—

Telecommunication	4,736,301	4,736,301	—	—
Services

Utilities	8,317,760	8,317,760	—	—

Short-Term Investments	85,652,465	73,309,465	$12,343,000	—

Total Investments in
Securities	$663,042,914	$650,699,914	$12,343,000	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date

Annual report | Disciplined Value Fund	27

except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $65,169,025 available to offset future net realized capital gains. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The following table details the capital loss carryforward available as of March 31, 2010:

28	Disciplined Value Fund | Annual report

CAPITAL LOSS CARRYFORWARD EXPIRING
AT MARCH 31

2017	2016

$47,119,348	$18,049,677

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the year ended March 31, 2010, period ended March 31, 2009 and year ended August 31, 2008 were as follows:

	MARCH 31, 2010	MARCH 31, 2009	AUGUST 31, 2008

Ordinary Income	$2,234,867	$813,527	$1,776,074

Long-Term Capital Gain	—	—	$4,935,016

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the components of distributable earnings on a tax basis include $636,335 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.700% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.675% of the next $1,000,000,000 of the Fund’s average daily net assets; and (e) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

Annual report | Disciplined Value Fund	29

Prior to October 1, 2009, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.700% of the next $500,000,000 of the Fund’s average daily net assets; and (d) 0.675% of the Fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the year ended March 31, 2010 were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Effective January 1, 2010, the Adviser voluntarily agreed to reimburse or limit certain Fund level expenses to 0.75% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes portfolio brokerage commissions, interest, overdraft expenses, litigation expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund were excluded. There is no guarantee this reimbursement will continue in the future.

Effective January 1, 2010 for Class A, B, C, I and ADV shares and effective throughout the year ended March 31, 2010 for Class I2, R1, R3, R4, and R5 shares, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The Adviser has contractually agreed to reimburse and limit these expenses such that these expenses will not exceed 1.30%, 2.05%, 2.05%, 0.90%, 1.50%, 1.40%, 1.10%, 0.80% and 1.00% for Class A, B, C, I, R1, R3, R4, R5 and ADV shares, respectively. The Adviser has also voluntarily agreed to reimburse and limit these expenses such that these expenses will not exceed 0.75% for Class I2 shares. There is no guarantee this reimbursement will continue in the future for Class I2 shares. The expense reimbursements and limits will continue in effect for Classes A, B, C, I, and ADV shares until June 30, 2011, and for Classes R1, R3, R4 and R5 shares until July 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Prior to December 31, 2009 for Class A, I and NAV shares, the Adviser had agreed to reimburse or limit certain expenses for each share class. This agreement excluded taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The Adviser had contractually agreed to reimburse and limit these expenses such that these expenses will not exceed 1.00% and 0.75% for Class A and Class I shares, respectively. Additionally, the Adviser had voluntarily agreed to reimburse and limit these expenses such that these expenses will not exceed 0.75% for Class NAV shares. Effective December 31, 2009, Class NAV was no longer subject to any class-specific waivers and/or reimbursements.

Accordingly, the expense reductions or reimbursements related to these agreements were $127,347, $14,768, $15,728, $86,886, $13,565, $3,187, $2,308, $2,251, $2,275, $9,116 and $84,997, for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively, for the year ended March 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

30	Disciplined Value Fund | Annual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, and Class ADV shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Currently only 0.25% is charged to Class A shares for 12b-1 fees. In addition, there was no service fee charged to Class R3, R4, and R5 shares and only 0.18% to Class R1 shares, respectively, for the year ended March 31, 2010.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $361,255 for the year ended March 31, 2010. Of this amounts, $48,442 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $311,896 was paid as sales commissions to broker-dealers and $917 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2010, CDSCs amounts received by the Distributor amounted to $4,548 and $2,291 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, B, C, R1, R3, R4, R5 and ADV shares and 0.04% for Class I and Class I2 shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes except for Class ADV.

• Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Annual report | Disciplined Value Fund	31

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended March 31, 2010, these fees totaled $11,522.

Class level expenses for the year ended March 31, 2010 were:

	Distribution and	Transfer
Share class	service fees	agent fees	State registration fees

Class A	$163,020	$114,196	$1,573
Class B	32,243	15,533	9,293
Class C	94,141	31,490	9,365
Class I	—	43,843	6,685
Class I2	—	1,413	8,969
Class R1	1,640	877	1,992
Class R3	131	543	1,748
Class R4	315	484	1,748
Class R5	—	482	1,748
Class ADV	74	16	8,969
Total	$291,564	$208,877	$52,090

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended March 31, 2010, period ended March 31, 2009 and year ended August 31, 2008 were as follows:

	Year ended 3-31-10		Period ended 3-31-09[1]		Year ended 8-31-08[2]
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	11,661,288	$132,046,024	330,420	$2,798,246	250,969	$3,399,406
Issued in
reorganization (Note 7)	1,765,491	16,252,306	—	—	—	—
Distributions
reinvested	26,373	304,610	19,032	166,152	159,777	2,217,706
Repurchased	(1,471,480)	(16,576,033)	(477,385)	(4,091,371)	(588,180)	(7,964,141)
Net increase
(decrease)	11,981,672	$132,026,907	(127,933)	($1,126,973)	(177,434)	($2,347,029)

Class B shares

Sold	170,090	$1,774,402	29,412	$234,647	—	—
Issued in
reorganization (Note 7)	301,474	2,694,363	—	—	—	—
Repurchased	(60,848)	(655,998)	(66)	(503)	—	—
Net increase	410,716	$3,812,767	29,346	$234,144	—	—

Class C shares

Sold	936,552	$10,261,715	62,451	$481,334	—	—
Issued in
reorganization (Note 7)	785,159	7,017,238	—	—	—	—
Repurchased	(199,589)	(2,167,113)	(585)	(4,606)	—	—
Net increase	1,522,122	$15,111,840	61,866	$476,728	—	—

32	Disciplined Value Fund | Annual report

	Year ended 3-31-10		Period ended 3-31-09[1]		Year ended 8-31-08[2]
	Shares	Amount	Shares	Amount	Shares	Amount
Class I shares

Sold	14,153,339	$142,031,860	937,244	$8,098,981	987,970	$13,317,116
Issued in
reorganization (Note 7)	554,639	4,991,870	—	—	—	—
Distributions
reinvested	61,516	693,903	75,350	641,985	327,378	4,445,798
Repurchased	(5,776,844)	(59,398,021)	(489,846)	(4,203,531)	(507,442)	(7,143,849)
Net increase	8,992,650	$88,319,612	522,748	$4,537,435	807,906	$10,619,065

Class I2 shares

Sold	1,612,432	$17,985,940	2,834	$25,000	—	—
Distributions
reinvested	16	180	—	—	—	—
Repurchased	(64,777)	(734,120)	—	—	—	—
Net increase	1,547,671	$17,252,000	2,834	$25,000	—	—

Class R1 shares[3]

Sold	17,629	$186,389	—	—	—	—
Issued in
reorganization (Note 7)	14,527	130,825	—	—	—	—
Repurchased	(5,876)	(69,405)	—	—	—	—
Net increase	26,280	$247,809	—	—	—	—

Class R3 shares[4]

Sold	3,148	$28,978	—	—	—	—
Net increase	3,148	$28,978	—	—	—	—

Class R4 shares[4]

Sold	66,865	$724,084	—	—	—	—
Repurchased	(7,925)	(92,454)	—	—	—	—
Net increase	58,940	$631,630	—	—	—	—

Class R5 shares[4]

Sold	3,584	$34,031	—	—	—	—
Repurchased	(397)	(4,500)	—	—	—	—
Net increase	3,187	$29,531	—	—	—	—

Class ADV shares

Sold	—	—	2,834	$25,000	—	—
Distributions
reinvested	10	$111	—	—	—	—
Net increase	10	$111	2,834	$25,000	—	—

Class NAV shares[5]

Sold	19,018,330	$202,006,891	—	—	—	—
Distributions
reinvested	104,798	1,182,121	—	—	—	—

Repurchased	(199,017)	(2,317,135)	—	—	—	—
Net increase	18,924,111	$200,871,877	—	—	—	—

Net increase	43,470,507	$458,333,062	491,695	$4,171,334	630,472	$8,272,036

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

2 Audited by previous independent registered public accounting firm.

3 Period from 7-13-09 (inception date) to 3-31-10.

4 Period from 5-22-09 (inception date) to 3-31-10.

5 Period from 5-29-09 (inception date) to 3-31-10.

Annual report | Disciplined Value Fund	33

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $613,781,793 and $166,391,957, respectively, for the year ended March 31, 2010.

Note 7 — Reorganization

Fiscal year ended March 31, 2010 mergers. On July 1, 2009, the shareholders of John Hancock Classic Value II Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Disciplined Value Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended consolidate the Acquired Fund with a similar fund. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on July 10, 2009. The following outlines the reorganization:

		ACQUIRED NET		SHARES
		ASSET VALUE	DEPRECIATION	REDEEMED	SHARES		ACQUIRING
		OF THE	OF ACQUIRED	BY THE	ISSUED BY THE	ACQUIRING FUND	FUND TOTAL NET
ACQUIRING	ACQUIRED	ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	NET ASSETS PRIOR	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	TO COMBINATION	COMBINATION

Disciplined	Classic
Value	Value II
Fund	Fund	$31,086,602	$2,067,505	6,066,189	3,421,290	$146,891,793	$177,978,395

At the time of the reorganization, certain capital loss carryforward attributable to the Acquired Fund may be able to be used by the Acquiring Fund to offset future net realized capital gains. To the extent that such carryforward are used by the Acquiring Fund, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganization may be limited in any given year. The table below outlines the capital loss carryforward transferred from the Acquired Fund to the Acquiring Fund:

ACQUIRING FUND	ACQUIRED FUND	EXPIRES — 10-31-16

Disciplined Value Fund	Classic Value II Fund	$18,754,874

Assuming the acquisition had been completed on April 1, 2009, the beginning of the annual reporting period, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2010 are as follows:

Net investment income	$2,747,253
Net gain/(loss)	(11,990,264)
Increase (decrease) in net assets from Operations	116,283,569

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains

34	Disciplined Value Fund | Annual report

attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the year ended March 31, 2010. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Fiscal year ended March 31, 2009 mergers. On July 10, 2009, the Fund acquired substantially all of the assets and assumed all of the liabilities of the John Hancock Classic Value II Fund (Classic Value II Fund) pursuant to the plan of reorganization approved by the Board of Trustees of the Fund on March 10, 2009 and by the shareholders at a Special Meeting of the Funds on July 1, 2009. The transactions were accounted as tax-free organizations for federal tax purposes.

As a result of the reorganization, Class A, Class B, Class C, Class I and Class R1 of the Fund exchanged 1,765,491, 301,474, 785,159, 554,639 and 14,527 shares respectively, for the net assets of the Classic Value II Fund, which amounted to $31,086,602, including $2,067,505 of unrealized depreciation after the close of business on July 9, 2009.

On December 22, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund, Robeco Boston Partners Large Cap Value Fund, in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,334,479 Class A shares and 3,956,288 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $46,954,756, including $11,298,317 of unrealized depreciation, after the close of business on December 19, 2008. Accounting and performance history of the Investor Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively. The Fund had no assets, liabilities or operations prior to the reorganization.

Annual report | Disciplined Value Fund	35

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Fund (the “Fund”) at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated (except as noted in the last paragraph of this report), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending on or before August 31, 2008 were audited by another independent registered public accounting firm, whose report dated October 30, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

36	Disciplined Value Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2010, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Disciplined Value Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

38	Disciplined Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Disciplined Value Fund	39

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

40	Disciplined Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Disciplined Value Fund	41

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Robeco Investment Management, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer
The report is certified under the Sarbanes-Oxley
Charles A. Rizzo	Act, which requires mutual funds and other public
Chief Financial Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Michael J. Leary	is fairly and accurately stated in all material respects.
Treasurer

* Member of the Audit Committee
† Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	Disciplined Value Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	3400A 3/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/10

John Hancock

Core High Yield Fund

Annual Report
3.31.10

John Hancock Core High Yield Fund

Management discussion of Fund performance	Page 2
A look at performance	Page 3
Your expenses	Page 5
Portfolio summary	Page 6
Portfolio of investments	Page 7
Financial statements	Page 10
Financial highlights	Page 13
Notes to financial statements	Page 15
Trustees and Officers	Page 23
More information	Page 31

1

John Hancock Core High Yield Fund

Management Discussion of Fund Performance
By MFC Global Investment Management (U.S.A.) Limited

The high-yield bond market produced very strong results from John Hancock Core High Yield Fund’s inception on April 30, 2009 through March 31, 2010, returning 43.31% as measured by the Merrill Lynch U.S. High Yield Master II Constrained Index. Recovering dramatically from its fall during the market’s downturn, high-yield bonds were the best-performing segment of the bond market by far.

From its inception on April 30, 2009 through March 31, 2010, John Hancock Core High Yield Fund’s Class A shares returned 33.75% at net asset value, compared with the 43.31% of the Merrill Lynch U.S. High Yield Master II Constrained Index, and the 36.16% return of Morningstar, Inc.’s average high-yield bond fund. The Fund was launched April 30, 2009 in the midst of an extraordinary rally, which put it at a disadvantage. April was the best-performing month (the index returned 11.31%) and fund managers who were not fully invested, particularly into low-quality paper, missed the move up. May was the second-best performing month in 2009, with the Merrill Lynch U.S. High Yield Master II Constrained Index returning 7.08% in that month, at a time when the Fund was mostly in cash pending future investments. It was during this month that the Fund significantly lagged the high-yield index returns.

In this reporting period, bonds were well bid with no real offerings and bid/ask spreads were quite wide. Sellers were asking for prices well above index levels and buyers were snapping up just about all offerings. It was a very challenging time to prudently deploy fresh capital. As a result of market conditions, the Fund was initially deployed into higher-quality bonds as they were more readily available. After the Fund was fully built out, it has been gradually shifted to lower-rated holdings and is currently slightly below the benchmark index in terms of credit quality. Energy and gaming were two sectors in particular that presented attractive opportunities and both sectors remain overweight at this time. Energy is currently the top sector exposure in the Fund.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major factors in this Fund's performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund's average maturity will make it more sensitive to interest-rate risk. Higher-yielding bonds are riskier then lower-yielding bonds, and their value may fluctuate more in response to market conditions. The Fund may not be appropriate for all investors.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2

Core High Yield Fund

Total returns for the period ended March 31, 2010

	Average annual returns (%)				Cumulative returns (%)				SEC 30-
	with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	1-	5-	10-	Since				Since	(%) as of
Class	year	year	year	Inception	1-year	5-year	10-year	Inception[1]	03-31-10

A	-	-	-	-	-	-	-	27.75	9.30

I2	-	-	-	-	-	-	-	34.08	9.49

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5%. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until July 31, 2010. The net expenses are as follows: Class A  1.25% and  Class I  0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.06% and Class I — 2.61%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown.
For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From April 30, 2009.

2 For certain types of investors, as described in the Fund’s Class I prospectus.

3

Core High Yield Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Core High Yield Fund Class A shares for the period indicated.  For comparison, we’ve shown the same investment in the
Merrill Lynch U.S. High Yield Master II Constrained Index.

			With maximum
Class	Period Beginning	Without sales charge	sales charge	Index

I1	4-30-09	$13,408	$13,408	$14,331

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I share as of March 31, 2010.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high yield bonds issued by U.S. and non U.S. issuers.

1 For certain types of investors, as described in the Fund’s Class I prospectus.

4

Core High Yield Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses
As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value	Expenses paid during
	on 10-1-09	on 3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,142.40	$5.98

Class I	1,000.00	1,143.80	4.54

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-09	on 3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,019.30	$5.64

Class I	1,000.00	1,020.70	4.28

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.12% and 0.85% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

Core High Yield Fund

Portfolio summary

Value as a
percentage of
Top 10 holdings[1]	Fund's net assets
Basic Energy Services, Inc., 11.625%, 08/01/14	4.7%
Columbus International, Inc., 11.500%, 11/20/14	4.7%
MTR Gaming Group, Inc., Series B, 9.000%, 06/01/12	4.6%
Gannett Company, Inc., 9.375%, 11/15/17	4.6%
BioScrip, Inc., 10.250%, 10/01/15	4.4%
New Communications Holdings, Inc., 8.250%, 04/15/17	4.4%
Connacher Oil and Gas, Ltd., 10.250%. 12/15/15	4.4%
Linn Energy LLC, 8.625%, 04/15/20	4.3%
Mandalay Resort Group, 7.625%, 07/15/13	3.8%
CB Richard Ellis Services, Inc., 11.625%, 06/15/17	3.2%

Value as a
percentage of
Sector Composition[2,3]	Fund's net assets
Energy	34%
Consumer Discretionary	21%
Consumer Staples	14%
Telecommunication Services	11%
Financials	9%
Health Care	8%
Industrials	6%
Materials	4%
Utilities	4%
Information Technology	2%

1 As a percentage of net assets on March 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6

Core High Yield Fund
Portfolio of Investments on
March 31, 2010

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 112.89%				$19,632,495
(Cost $18,195,226)

Consumer Discretionary 20.82%				3,621,563

Hotels, Restaurants & Leisure 9.97%

Harrah's Operating Company, Inc.	11.250%	06/01/17	$250,000	269,375
Mandalay Resort Group	7.625	07/15/13	750,000	660,000
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,000,000	805,000

Media 9.33%

Columbus International, Inc. (S)	11.500	11/20/14	750,000	821,250
Gannett Company, Inc. (S)	9.375	11/15/17	750,000	801,563

Specialty Retail 1.52%

Freedom Group, Inc. (S)	10.250	08/01/15	250,000	264,375

Consumer Staples 13.61%				2,366,875

Food & Staples Retailing 7.59%

ASG Consolidated LLC/ASG Finance, Inc.,	11.500	11/01/11	250,000	251,250
Great Atlantic & Pacific Tea Company (S)	11.375	08/01/15	500,000	492,500
Reddy Ice Corp. (S)	11.250	03/15/15	500,000	526,250
SUPERVALU, Inc.	8.000	05/01/16	50,000	50,625

Personal Products 3.01%

Levi Strauss & Company	9.750	01/15/15	500,000	523,750

Tobacco 3.01%

Alliance One International, Inc. (S)	10.000	07/15/16	500,000	522,500

Energy 34.55%				6,007,975

Energy Equipment & Services 11.65%

Allis-Chalmers Energy, Inc.	9.000	01/15/14	500,000	480,000
Basic Energy Services, Inc.	11.625	08/01/14	750,000	825,000
Geokinetics Holdings USA, Inc. (S)	9.750	12/15/14	250,000	234,375
Pioneer Drilling Company (S)	9.875	03/15/18	250,000	247,500
Trico Shipping AS (S)	11.875	11/01/14	250,000	238,750

Gas Utilities 3.16%

Gibson Energy ULC (S)	11.750	05/27/14	500,000	548,750

Oil, Gas & Consumable Fuels 19.74%

Atlas Energy Operating Company, LLC	12.125	08/01/17	250,000	286,250
Atlas Energy Operating Company, LLC	10.750	02/01/18	250,000	275,000
Coffeyville Resources LLC (S)	10.875	04/01/17	500,000	493,750
Coffeyville Resources LLC (S)	9.000	04/01/15	250,000	254,375
Connacher Oil and Gas, Ltd. (S)	10.250	12/15/15	750,000	763,125
Continental Resources, Inc. (S)	7.375	10/01/20	250,000	251,250
Linn Energy LLC (S)	8.625	04/15/20	750,000	750,000
Quicksilver Resources, Inc.	11.750	01/01/16	250,000	286,250
Tesoro Corp.	6.500	06/01/17	80,000	73,600

See notes to financial statements

7

Core High Yield Fund
Portfolio of Investments on
March 31, 2010

		Maturity	Par value
	Rate	date		Value
Financials 9.44%				$1,642,250

Diversified Financial Services 6.22%

Affinion Group, Inc.	10.125%	10/15/13	$250,000	256,250
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	193,750
LBI Escrow Corp. (S)	8.000	11/01/17	100,000	103,500
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	528,750

Real Estate Management & Development 3.22%

CB Richard Ellis Services, Inc.	11.625	06/15/17	500,000	560,000

Health Care 7.99%				1,389,000

Health Care Equipment & Supplies 1.58%

Apria Healthcare Group, Inc. (S)	12.375	11/01/14	250,000	273,750

Health Care Providers & Services 4.99%

BioScrip, Inc. (S)	10.250	10/01/15	750,000	765,000
Sun Healthcare Group, Inc.	9.125	04/15/15	100,000	102,750

Pharmaceuticals 1.42%

Elan Finance PLC / Elan Finance Corp (S)	8.750	10/15/16	250,000	247,500

Industrials 6.09%				1,059,035

Airlines 1.51%

United Air Lines, Inc. (S)	9.875	08/01/13	250,000	262,500

Commercial Services & Supplies 2.13%

Casella Waste Systems, Inc. (S)	11.000	07/15/14	250,000	268,125
Garda World Security Corp. (S)	9.750	03/15/17	100,000	102,472

Marine 1.51%

Commercial Barge Line Company	12.500	07/15/17	250,000	262,813

Trading Companies & Distributors 0.94%

United Rentals North America, Inc.	10.875	06/15/16	150,000	163,125

Information Technology 1.59%				276,875

IT Services 1.59%

Unisys Corp.	12.500	01/15/16	250,000	276,875

Materials 4.33%				752,047

Chemicals 1.51%

Georgia Gulf Corp. (S)	9.000	01/15/17	250,000	261,563

Paper & Forest Products 2.82%

UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	490,484

Telecommunication Services 10.72%				1,865,000

Diversified Telecommunication Services 10.72%

Global Crossing, Ltd. (S)	12.000	09/15/15	500,000	555,000
Intelsat Jackson Holdings SA	11.250	06/15/16	250,000	270,625
New Communications Holdings, Inc. (S)	8.250	04/15/17	750,000	763,125
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	276,250

See notes to financial statements

8

Core High Yield Fund
Portfolio of Investments on
March 31, 2010

		Maturity	Par value
	Rate	date		Value
Utilities 3.75%				$651,875

Electric Utilities 1.00%

Texas Competitive Electric Holdings Company LLC, Series A	10.250%	11/01/15	$250,000	173,750

Independent Power Producers & Energy Traders 2.75%

AES Corp. (S)	9.750	04/15/16	250,000	270,625
Dynegy Holdings, Inc.	8.375	05/01/16	250,000	207,500

Total investments (Cost $18,195,226)† 112.89%				$19,632,495

Other assets and liabilities, net (12.89%)				($2,241,106)

Total net assets 100.00%				$17,391,389

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,572,707 or 72.29% of the Fund's net assets as of March 31, 2010.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $18,195,875. Net unrealized appreciation aggregated $1,436,620, of which $1,459,786 related to appreciated investment securities and $23,166 related to depreciated investment securities.

See notes to financial statements

9

Core High Yield Fund

Statement of Assets and Liabilities — March 31, 2010

Assets

Investments, at value (Cost $18,195,226)	$19,632,495
Cash	53,828
Receivable for investments sold	771,563
Dividends and interest receivable	448,450
Other receivables and prepaid assets	734
Total assets	20,907,070

Liabilities

Payable for investments purchased	3,322,235
Distributions payable	147,984
Payable to affiliates
Accounting and legal services fees	246
Management fees	276
Trustees’ fees	23
Other liabilities and accrued expenses	44,917
Total liabilities	3,515,681

Net assets

Capital paid-in	$14,988,504
Undistributed net investment income	17,569
Accumulated net realized gain on investments	948,047
Net unrealized appreciation on investments	1,437,269
Net assets	$17,391,389

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($17,362,402 ÷ 1,497,500 shares)	$11.59
Class I ($28,987 ÷ 2,500 shares)	$11.59

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$12.14

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

10

Core High Yield Fund

Statement of Operations — For the Period Ended March 31, 20101

Investment income

Interest	$1,651,728

Expenses

Investment management fees (Note 4)	98,014
Distribution and service fees (Note 4)	37,635
Accounting and legal services fees (Note 4)	1,431
Transfer agent fees (Note 4)	2,294
Trustees' fees (Note 4)	829
State registration fees (Note 4)	1,505
Printing and postage fees (Note 4)	5,286
Professional fees	34,541
Custodian fees	11,105
Registration and filing fees	12,322
Other	410

Total expenses	205,372
Less expense reductions (Note 4)	(34,881)
Net expenses	170,491

Net investment income	1,481,237

Realized and unrealized gain (loss)

Net realized gain on investments	1,893,102
Change in net unrealized appreciation
(depreciation) of investments	1,437,269
Net realized and unrealized gain	3,330,371

Increase in net assets from operations	$4,811,608

1 Period from 4-30-09 (inception date) to 3-31-10.

See notes to financial statements

11

Core High Yield Fund

Statement of Changes in Net Assets

Period ended
3/31/10[1]

Increase (decrease) in net assets

From operations
Net investment income	$1,481,237
Net realized gain	1,893,102
Change in net unrealized appreciation
(depreciation)	1,437,269
Increase in net assets resulting from
operations	4,811,608

Distributions to shareholders
From net investment income
Class A	(1,474,324)
Class I	(2,530)
From net realized gain
Class A	(941,793)
Class I	(1,572)
Total distributions	(2,420,219)

From Fund share transactions (Note 5)	15,000,000

Total increase	17,391,389

Net assets

Beginning of period	—
End of period	$17,391,389

Undistributed net investment income	$17,569

1 Period from 4-30-09 (inception date) to 3-31-10.

See notes to financial statements

12

Core High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

CLASS A SHARES

Period ended
03/31/2010[1]
Per share operating performance

Net asset value, beginning of year	$10.00
Net investment income[2]	0.99
Net realized and unrealized gain on investments	2.21
Total from investment operations	3.20

Less distributions
From net investment income	(0.98)
From net realized gain	(0.63)
Total distributions	(1.61)

Net asset value, end of year	$11.59

Total return (%)[3,4]	33.75[5]

Ratios and supplemental data

Net assets, end of year (in thousands)	$17,362
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[6]
Expenses net of fee waivers	1.13[6]
Expenses net of fee waivers and credits	1.13[6]
Net investment income	9.82[6]
Portfolio turnover (%)	389

1 Period from 4-30-09 (inception date) to 3-31-10.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

See notes to financial statements

13

Core High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

CLASS I SHARES

Period ended
03/31/2010[1]
Per share operating performance

Net asset value, beginning of year	$10.00
Net investment income[2]	1.02
Net realized and unrealized gain on investments	2.20
Total from investment operations	3.22

Less distributions
From net investment income	(1.00)
From net realized gain	(0.63)
Total distributions	(1.63)

Net asset value, end of year	$11.59

Total return (%)[3,4]	34.08[5]

Ratios and supplemental data

Net assets, end of year (in thousands)	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	3.52[6]
Expenses net of fee waivers	0.85[6]
Expenses net of fee waivers and credits	0.85[6]
Net investment income	10.10[6]
Portfolio turnover (%)	389

1 Period from 4-30-09 (inception date) to 3-31-10.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Annualized.

See notes to financial statements

14

Core High Yield Fund
Notes to financial statements

Note 1 - Organization

John Hancock Core High Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

Affiliates of the Fund owned 100% of the shares of beneficial interest of the Fund on March 31, 2010.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, all investments for the Fund are Level 2 under the hierarchy discussed above.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by

15

brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the period ended March 31, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

16

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid at least annually. The tax character of distributions for the period ended March 31, 2010 was as follows:

March 31, 2010

Ordinary Income	$2,420,219

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the components of distributable earnings on a tax basis included $966,290 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to non-deductible start-up costs.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not

17

yet occurred.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the Fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the Fund’s average daily net assets; (c) 0.600% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.550% of the next $1,500,000,000 of the Fund’s average daily net assets; and (e) 0.525% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended March 31, 2010 were equivalent to an annual effective rate of 0.65% of the Fund’s average daily net assets.

Effective May 1, 2009, the Adviser has contractually agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that the total of Class A and I will not exceed 1.25% and 0.85%, respectively, of the average total net assets of the class’s expenses. The expense reimbursements and limits will continue in effect until July 31, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Accordingly, the expense reductions or reimbursements related to these agreement were $31,937 and $650 for Class A and Class I shares, respectively, for the period ended March 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for period ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plan. The Fund has a distribution agreement with the Distributor. The Fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to an annual rate of 0.30% of average daily net

18

assets under the distribution and service plan. Currently only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges. During the period ended March 31, 2010, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for Class A and Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for both Class A and Class I shares.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

For the year ended March 31, 2010, the transfer agent has waived $2,294 of transfer agent fees.

Class level expenses for the period ended March 31, 2010 were:

	Distribution	Printing and	State	Transfer
Share Class	and service fees	postage fees	Registration fees	agent fees

Class A	$37,635	$5,286	$ 903	$2,274
Class I	-	-	602	20
Total	$37,635	$5,286	$1,505	$2,294

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the period ended March 31, 2010 were as follows:

	Period ended
	3/31/10[1]

	Shares	Amount
Class A shares
Sold	1,497,500	$14,975,000

Net increase	1,497,500	$14,975,000

Class I shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Net increase	1,500,000	$15,000,000

19

1 Period from 4-30-09 (inception date) to 3-31-10.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $82,651,950 and $66,541,866, respectively for the period ended March 31, 2010.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
Core High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Core High Yield Fund (the “Fund") at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period April 30, 2009 (commencement of operations) through March 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

21

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

22

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Patti McGill	1943	Chairperson (since 2008); Principal, PMP	2006	47
Peterson		Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education
Policy (since 2007); Executive Director,
CIES (international education agency) (until
2007); Vice President, Institute of
International Education (until 2007); Senior
Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998);
Former President Wells College, St.
Lawrence University and the Association of
Colleges and Universities of the State of New
York. Director of the following: Niagara
Mohawk Power Corporation (until 2003);
Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the
following: Board of Visitors, The University
of Wisconsin, Madison (since 2007); Ford
Foundation, International Fellowships
Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth
Endowment (since 2002); Council for
International Educational Exchange (since
2003).

James F.	1940	Chief Executive Officer, Director and Treasurer,	2006	47
Carlin		Alpha Analytical Laboratories (environmental,
chemical and pharmaceutical analysis) (since
1985); Part Owner and Treasurer, Lawrence
Carlin Insurance Agency, Inc. (since 1995);
Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments)
(since 1987).

23

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

William H.	1944	Professor, University of Texas, Austin, Texas	2006	47
Cunningham		(since 1971); former Chancellor, University
of Texas System and former President of the
University of Texas, Austin, Texas; Director
of the following: LIN Television (since
2009); Lincoln National Corporation
(insurance) (Chairman since 2009 and
Director since 2006); Resolute Energy
Corporation (since 2009); Nanomedical
Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown
Technologies, LP (tropical fish) (Chairman
since 2007); Greater Austin Crime
Commission (since 2001); Southwest
Airlines (since 2000); former Director of the
following: Introgen (manufacturer of
biopharmaceuticals) (until 2008); Hicks
Acquisition Company I, Inc. (until 2007);
Jefferson-Pilot Corporation (diversified life
insurance company) (until 2006); and former
Advisory Director, JP Morgan Chase Bank
(formerly Texas Commerce Bank–Austin)
(until 2009).

Deborah C.	1952	Chief Executive Officer, American Red	2008	47
Jackson(2)		Cross of Massachusetts Bay (since 2002);
Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors
of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American
Student Association Corp. (since 1996);
Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard
Pilgrim Healthcare (health benefits company)
(since 2007).

24

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Charles L.	1938	Chairman and Trustee, Dunwoody Village,	2006	47
Ladner		Inc. (retirement services) (since 2008);
Director, Philadelphia Archdiocesan
Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI
Corporation (public utility holding company)
(retired 1998); Vice President and Director
for AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History
Association (Cooperating Association,
National Park Service) (until 2005).

Stanley	1947	Senior Vice President/Audit Executive,	2008	47
Martin(2)		Federal Home Loan Mortgage Corporation
(2004–2006); Executive Vice
President/Consultant, HSBC Bank USA
(2000–2003); Chief Financial
Officer/Executive Vice President, Republic
New York Corporation & Republic National
Bank of New York (1998–2000); Partner,
KPMG LLP (1971–1998).

Dr. John A.	1939	President and Chief Executive Officer,	2006	47
Moore		Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior
Scientist, Sciences International (health
research) (until 2003); Former Assistant
Administrator & Deputy Administrator,
Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000);
Director, CIIT Center for Health Science
Research (nonprofit research) (until 2007).

25

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

Steven R.	1944	Chairman and Chief Executive Officer,	2006	47
Pruchansky(2)		Greenscapes of Southwest Florida, Inc. (since
2000); Director and President, Greenscapes
of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American
Bank (since 2008); Managing Director, Jon
James, LLC (real estate) (since 2000);
Director, First Signature Bank & Trust
Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Gregory A.	1949	Vice Chairman, Risk & Regulatory Matters,	2008	47
Russo		KPMG LLP (KPMG) (2002–2006); Vice
Chairman, Industrial Markets, KPMG (1998–
2002).

26

Non-Independent Trustees(3)

Name	Year of	Position(s) held with Fund	Trustee	Number
	Birth	Principal occupation(s) and other	of the	of John
		Directorships during the past 5 years	Trust	Hancock
			since(1)	funds
overseen
by
Trustee

James R.	1959	Senior Executive Vice President, U.S.	2006	244
Boyle		Division, Manulife Financial Corporation
(since 2009), Executive Vice President
(1999–2009); Chairman and Director, John
Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and
Director, John Hancock Investment
Management Services, LLC (since 2006);
Trustee of John Hancock Trust (since
2005), John Hancock Funds II (since 2005)
and the John Hancock retail funds (since
2006).

John G.	1955	Senior Vice President, Strategic Initiatives	2009	47
Vrysen		(since 2006), Vice President (until 2006),
Manulife Financial Corporation; Director,
Executive Vice President and Chief
Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC,
John Hancock Investment Management
Services, LLC and John Hancock Funds,
LLC (since 2007); Chief Operating Officer,
John Hancock Funds II and John Hancock
Trust (since 2007); Chief Operating Officer,
John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services,
Inc. (since 2005); Chief Financial Officer,
John Hancock Advisers, LLC, The Berkeley
Financial Group, LLC, MFC Global
Investment Management (U.S.), LLC, John
Hancock Investment Management Services,
LLC, John Hancock Funds, LLC, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (2005–2007).

27

Principal officers who are not Trustees

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Keith F. Hartstein	1956	Senior Vice President, Manulife Financial	2006
President and Chief		Corporation (since 2004); Director,
Executive Officer		President and Chief Executive Officer,
John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John
Hancock Funds, LLC (since 2005);
Director, MFC Global Investment
Management (U.S.), LLC (since 2005);
Chairman and Director, Signature Services
(since 2005); Director, President and Chief
Executive Officer, John Hancock
Investment Management Services, LLC
(since 2006); President and Chief
Executive Officer, John Hancock retail
funds (since 2005); President and Chief
Executive Officer (until 2009), John
Hancock Funds II and John Hancock Trust;
Director, Chairman and President, NM
Capital Management, Inc. (since 2005);
Member and former Chairman, Investment
Company Institute Sales Force Marketing
Committee (since 2003); President and
Chief Executive Officer, MFC Global
(U.S.) (2005–2006).

28

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Andrew G. Arnott	1971	Senior Vice President, Manulife Financial	2009
Chief Operating		Corporation (since 2009); Senior Vice
Officer		President (since 2007), Vice President
(2005–2007), John Hancock Advisers,
LLC; Senior Vice President (since 2008),
Vice President (2006–2008), John Hancock
Investment Management Services, LLC;
Senior Vice President (since 2006), Vice
President (2005–2006), 2nd Vice President
(2004–2005), John Hancock Funds, LLC;
Chief Operating Officer (since 2009), Vice
President (2007–2009), John Hancock
retail funds; Vice President (since 2006),
John Hancock Funds II and John Hancock
Trust; Senior Vice President (2005–2009),
Product Management and Development for
John Hancock Funds, LLC; Vice President
and Director (1998–2005), Marketing and
Product Management for John Hancock
Funds, LLC.

Thomas M. Kinzler	1955	Secretary and Chief Legal Officer, John	2006
Secretary and Chief		Hancock retail funds, John Hancock Funds
Legal Officer		II and John Hancock Trust (since 2006);
Secretary and Chief Legal Counsel (since
2008) and Secretary (2007–2008), John
Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC;
Secretary, John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (since
2007); Vice President and Associate
General Counsel for Massachusetts Mutual
Life Insurance Company (1999–2006);
Secretary and Chief Legal Counsel for
MML Series Investment Fund (2000–
2006); Secretary and Chief Legal Counsel
for MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

29

Name	Year	Position(s) held with Fund	Officer of the
	of	Principal occupation(s) and other	Trust since
	Birth	Directorships during the past 5 years

Francis V. Knox, Jr.	1947	Chief Compliance Officer, John Hancock	2006
Chief Compliance		retail funds, John Hancock Funds II, John
Officer		Hancock Trust, John Hancock Advisers,
LLC and John Hancock Investment
Management Services, LLC (since 2005);
Vice President, John Hancock Advisers,
LLC, John Hancock Investment
Management Services, LLC and MFC
Global Investment Management (U.S.),
LLC (2005–2008).

Charles A. Rizzo	1957	Senior Vice President, John Hancock	2007
Chief Financial		Advisers, LLC and John Hancock
Officer		Investment Management Services, LLC
(since 2008); Chief Financial Officer, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (since 2007);
Assistant Treasurer, Goldman Sachs
Mutual Fund Complex (registered
investment companies) (2005–2007); Vice
President, Goldman Sachs (2005–2007);
Managing Director and Treasurer of
Scudder Funds, Deutsche Asset
Management (2003–2005).

Michael J. Leary	1965	Treasurer, John Hancock retail funds, John	2007
Treasurer		Hancock Funds II and John Hancock Trust
(since 2009); Assistant Treasurer, John
Hancock retail funds, John Hancock Funds
II and John Hancock Trust (2007–2009);
Vice President and Director of Fund
Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

30

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management Services, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment Management (U.S.A) Limited
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Thomas M. Kinzler	Independent registered public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo	The report is certified under the Sarbanes-Oxley Act, which
Chief Financial Officer	requires mutual funds and other public companies to affirm
Michael J. Leary	that, to the best of their knowledge, the information in
Treasurer	their financial reports is fairly and accurately stated in all material respects.

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

31

John Hancock
MUTUAL FUNDS

John Hancock
Small Company Fund

Annual Report
3.31.10

Management’s discussion of

Fund performance
By Fiduciary Management Associates, LLC

The 12-month period ended March 31, 2010, was extremely favorable for stock investors. Companies in highly economically sensitive sectors were among the market’s best performers, with relatively speculative micro-cap stocks outperforming their higher-quality counterparts, reversing the previous year’s trend.

For the 12-month period ended March 31, 2010, John Hancock Small Company Fund’s Class A shares had a total return of 59.77% at net asset value. That performance lagged the 65.42% return of the average small blend fund, according to Morningstar, Inc., as well as the 62.76% return of the Fund’s benchmark, the Russell 2000 Index. Generally speaking, our preference for higher-quality investments was a negative for the Fund’s relative performance during the 12-month reporting period.

Although we benefited from being overweighted in the strong-performing consumer discretionary sector, the individual stocks we owned in that group failed to keep pace with the group. Most notably, gaming company Ameristar Casinos underperformed on disappointing earnings and revenues. Another disappointment was Panera Bread, a restaurant chain with relatively strong business fundamentals that underperformed, as many of its lower-quality industry peers recovered, particularly in the early months of the rally. We sold both these stocks by the period’s end. We also encountered underperformance in the materials and industrials sectors — two additional groups in which the stocks we chose gained substantial ground in absolute terms but nevertheless lagged the benchmark.

The Fund’s performance was helped by its exposure to cyclical sectors — meaning more economically sensitive — such as consumer discretionary, energy and information technology. Other favorable contributions came from very strong stock picking in information technology and financials, as well as in energy to a lesser extent. In financials, Entertainment Properties Trust, a real estate investment trust (REIT), and Jones Lang LaSalle, a commercial real estate broker and property manager, both added to our results, as sentiment about commercial real estate improved. We sold Jones Lang LaSalle during the period.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Small Company Fund | Annual report

A look at performance

Total returns for the period ended March 31, 2010

	Average annual returns (%)			Cumulative returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	1-year	5-year	10-year
Class A1	51.74	3.80	6.46	51.74	20.48	87.09
Class I1,2	60.28	5.26	7.42	60.28	29.24	104.53
Class ADV[1,2]	59.56	4.68	6.81	59.56	25.72	93.30

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I and ADV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations for Class A are contractual at least until 12-11-10. The waivers and expense limitations for Class I and ADV shares are contractual at least until 12-11-11. The net expenses are as follows: Class A — 1.34%, Class I — 1.11% and Class ADV — 1.34%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.74%, Class I— 1.11% and Class ADV — 1.69%.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On December 11, 2009, through a reorganization, the fund acquired all of the assets of the FMA fund (the predecessor fund). The predecessor fund offered its Investor Class shares in exchange for Class A shares and the Institutional Class shares in exchange for Class I shares. Class A, I and ADV shares were first offered on December 14, 2009. The returns prior to this date are those of the FMA fund’s Investor Class that have been recalculated to apply the gross fees and expenses of Class A, I and ADV shares, respectively.

2 For certain types of investors, as described in the Fund’s Class I and ADV prospectuses.

Annual report | Small Company Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Company Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class I1,3	3-31-00	$20,453	$20,453	$14,359

Class ADV[1,3]	3-31-00	19,330	19,330	14,359

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and ADV shares of March 31, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and fees structure of those classes.

Russell 2000 Index The Russell 2000 Index measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

1 On December 11, 2009, through a reorganization, the fund acquired all of the assets of the FMA fund (the predecessor fund). The predecessor fund offered its Investor Class shares in exchange for Class A shares and the Institutional Class shares in exchange for Class I shares. Class A, I and ADV shares were first offered on December 14, 2009. The returns prior to this date are those of the FMA fund’s Investor Class that have been recalculated to apply the gross fees and expenses of Class A, I and ADV shares, respectively.

2 NAV represents net asset value and POP represents public offering price.

3 For certain types of investors, as described in the Fund’s Class I and ADV prospectuses.

8	Small Company Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 11-1-09	3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,215.10	$6.37

Class I	1,000.00	1,216.70	5.23

For the class noted below, the example assumes an account value of $1,000 on December 14, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 12-14-09	3-31-10	period ended 3-31-10[2]

Class ADV	$1,000.00	$1,134.30	$4.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Company Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 10-1-09	3-31-10	period ended 3-31-10[3]

Class A	$1,000.00	$1,018.00	$6.99

Class I	1,000.00	1,019.20	5.74

Class ADV	1,000.00	1,018.30	6.69

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39% and 1.14% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Class ADV, multiplied by the average account value over the period, multiplied by 108/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Small Company Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Cinemark Holdings, Inc.	1.6%	Highwoods Properties, Inc.	1.6%

Baldor Electric Company	1.6%	Woodward Governor Company	1.5%

Thomas & Betts Corp.	1.6%	Actuant Corp., Class A	1.5%

Unisource Energy Corp.	1.6%	Meredith Corp.	1.5%

Teleflex, Inc.	1.6%	IDEX Corp.	1.5%

Sector Composition[2,3]

Financials	25%	Materials	6%

Industrials	20%	Energy	5%

Information Technology	14%	Consumer Staples	3%

Consumer Discretionary	14%	Utilities	2%

Health Care	7%	Short-Term Investments & Other	4%

1 As a percentage of net assets on March 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Small Company Fund	11

Fund’s investments

As of 3-31-10

	Shares	Value

Common Stocks 95.59%		$121,883,724

(Cost $98,997,575)

Consumer Discretionary 13.59%		17,321,181

Hotels, Restaurants & Leisure 1.97%

Buffalo Wild Wings, Inc. (I)	26,500	1,274,915

Vail Resorts, Inc. (I)	30,900	1,238,781

Household Durables 0.97%

Ryland Group, Inc.	54,800	1,229,712

Media 4.64%

Cinemark Holdings, Inc.	113,800	2,087,092

Meredith Corp.	55,600	1,913,196

Valassis Communications, Inc. (I)	68,700	1,911,921

Specialty Retail 3.21%

Dress Barn, Inc. (I)	47,348	1,238,624

Jo-Ann Stores, Inc. (I)	39,200	1,645,616

Tractor Supply Company	20,800	1,207,440

Textiles, Apparel & Luxury Goods 2.80%

Fossil, Inc. (I)	47,923	1,808,614

The Warnaco Group, Inc. (I)	37,000	1,765,270

Consumer Staples 2.93%		3,738,009

Food Products 2.93%

Diamond Foods, Inc.	44,700	1,879,188

J & J Snack Foods Corp.	42,761	1,858,821

Energy 5.28%		6,730,693

Energy Equipment & Services 4.19%

Atwood Oceanics, Inc. (I)	37,400	1,295,162

Dril-Quip, Inc. (I)	20,600	1,253,304

Oil States International, Inc. (I)	27,600	1,251,384

T-3 Energy Services, Inc. (I)	62,800	1,542,368

Oil, Gas & Consumable Fuels 1.09%

Carrizo Oil & Gas, Inc. (I)	60,500	1,388,475

See notes to financial statements

12	Small Company Fund | Annual report

	Shares	Value
Financials 25.29%		$32,251,029

Commercial Banks 12.48%

Bank of the Ozarks, Inc.	38,600	1,358,334

First Midwest Bancorp, Inc.	138,300	1,873,965

Prosperity Bancshares, Inc.	30,000	1,230,000

S & T Bancorp, Inc.	66,000	1,379,400

Signature Bank (I)	37,500	1,389,375

TCF Financial Corp.	118,112	1,882,705

United Bankshares, Inc.	47,700	1,250,694

Webster Financial Corp.	109,300	1,911,657

Whitney Holding Corp.	133,800	1,845,102

Wilmington Trust Corp.	108,000	1,789,560

Diversified Financial Services 2.16%

Evercore Partners, Inc., Class A	49,600	1,488,000

MF Global Holdings, Ltd. (I)	156,700	1,264,569

Insurance 2.58%

Delphi Financial Group, Inc.	63,000	1,585,080

Tower Group, Inc.	77,300	1,713,741

Real Estate Investment Trusts 8.07%

Entertainment Properties Trust	46,500	1,912,545

Highwoods Properties, Inc.	62,800	1,992,644

LaSalle Hotel Properties	62,600	1,458,580

National Retail Properties, Inc.	82,200	1,876,626

OMEGA Healthcare Investors, Inc.	92,200	1,796,978

Sovran Self Storage, Inc.	35,900	1,251,474

Health Care 6.91%		8,806,566

Health Care Equipment & Supplies 1.56%

Teleflex, Inc.	31,000	1,986,170

Health Care Providers & Services 2.93%

Gentiva Health Services, Inc. (I)	65,300	1,846,684

RehabCare Group, Inc. (I)	69,200	1,887,084

Health Care Technology 1.21%

Medidata Solutions, Inc. (I)	101,600	1,544,320

Pharmaceuticals 1.21%

Medicis Pharmaceutical Corp., Class A	61,300	1,542,308

Industrials 19.76%		25,194,526
Aerospace & Defense 2.84%

Moog, Inc., Class A (I)	51,700	1,831,214

Orbital Sciences Corp., Class A (I)	94,400	1,794,544

Electrical Equipment 7.48%

Baldor Electric Company	54,500	2,038,300

EnerSys, Inc. (I)	77,000	1,898,820

Thomas & Betts Corp. (I)	50,700	1,989,468

W.H. Brady Company, Class A	52,900	1,646,248

Woodward Governor Company	61,463	1,965,587

See notes to financial statements

Annual report | Small Company Fund	13

	Shares	Value
Machinery 5.52%

Actuant Corp., Class A	98,800	$1,931,540

IDEX Corp.	57,800	1,913,180

Middleby Corp. (I)	26,000	1,497,340

Robbins & Myers, Inc.	71,000	1,691,220

Road & Rail 0.97%

Old Dominion Freight Lines, Inc. (I)	37,200	1,242,108

Trading Companies & Distributors 2.95%

Beacon Roofing Supply, Inc. (I)	97,400	1,863,262

WESCO International, Inc. (I)	54,500	1,891,695

Information Technology 14.24%		18,161,056

Communications Equipment 3.86%

Emulex Corp. (I)	139,200	1,848,576

Plantronics, Inc.	57,800	1,807,984

Viasat, Inc. (I)	36,700	1,270,187

Electronic Equipment, Instruments & Components 2.38%

Anixter International, Inc. (I)	27,600	1,293,060

OSI Systems, Inc. (I)	62,100	1,741,905

IT Services 2.37%

Heartland Payment Systems, Inc.	78,200	1,454,520

TNS, Inc. (I)	70,200	1,565,460

Semiconductors & Semiconductor Equipment 3.11%

Atheros Communications, Inc. (I)	32,500	1,258,075

Fairchild Semiconductor International, Inc. (I)	133,100	1,417,515

Silicon Laboratories, Inc. (I)	27,100	1,291,857

Software 2.52%

ACI Worldwide, Inc. (I)	88,100	1,815,741

Netscout Systems, Inc. (I)	94,400	1,396,176

Materials 6.03%		7,693,656

Chemicals 2.41%

Koppers Holdings, Inc.	42,600	1,206,432

Rockwood Holdings, Inc. (I)	70,000	1,863,400

Containers & Packaging 1.22%

Temple-Inland, Inc.	76,400	1,560,852

Metals & Mining 2.40%

Horsehead Holding Corp. (I)	111,400	1,318,976

Schnitzer Steel Industries, Inc.	33,200	1,743,996

Utilities 1.56%		1,987,008

Electric Utilities 1.56%

Unisource Energy Corp.	63,200	1,987,008

See notes to financial statements

14	Small Company Fund | Annual report

		Shares	Value

Short-Term Investments 4.52%			$5,759,566

(Cost $5,759,566)
	Yield*
Short-Term Securities 4.52%			5,759,566
State Street Institutional Liquid Reserves Fund	0.1176%	5,759,566	5,759,566

Total investments (Cost $104,757,141)† 100.11%			$127,643,290

Other assets and liabilities, net (0.11%)			($142,230)

Total net assets 100.00%			$127,501,060

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $107,009,942. Net unrealized appreciation aggregated $20,633,348, of which $23,182,410 related to appreciated investment securities and $2,549,062 related to depreciated investment securities.

See notes to financial statements

Annual report | Small Company Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $104,757,141)	$127,643,290
Receivable for investments sold	1,287,976
Receivable for fund shares sold	2,754,292
Dividends and interest receivable	86,912

Total assets	131,772,470

Liabilities

Payable for investments purchased	2,526,662
Payable for fund shares repurchased	1,625,693
Payable to affiliates
Accounting and legal services fees	1,984
Transfer agent fees	63,143
Other liabilities and accrued expenses	53,928

Total liabilities	4,271,410

Net assets

Capital paid-in	$145,453,595
Accumulated distributions in excess of net investment income	(56)
Accumulated net realized loss on investments	(40,838,628)
Net unrealized appreciation on investments	22,886,149

Net assets	$127,501,060

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($91,819,774 ÷ 5,151,587 shares)	$17.82
Class I ($35,611,789 ÷ 1,996,554 shares)	$17.84
Class ADV ($69,497 ÷ 3,900 shares)	$17.82

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$18.76

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Small Company Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 3-31-10

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. They also show net gains (losses) for the periods stated.

	Period ended	Year ended
	3-31-10[1]	10-31-09

Investment income

Dividends	$563,364	$1,525,394
Interest	1,483	—
Total investment income	564,847	1,525,394

Expenses

Investment management fees (Note 4)	419,270	829,714
Distribution and service fees (Note 4)	106,611	215,456
Accounting and legal services fees (Note 4)	23,038	144,933
Transfer agent fees (Note 4)	104,720	125,797
Trustees’ fees (Note 4 )	4,386	7,535
Chief compliance officer fees	—	9,433
State registration fees (Note 4)	5,524	—
Printing and postage fees	17,708	53,003
Professional fees	48,639	63,824
Custodian fees	6,106	4,750
Registration and filing fees	16,041	47,216
Other	3,420	11,762

Total expenses	755,463	1,513,423
Less expense reductions (Note 4)	(107,140)	(39,882)

Net expenses	648,323	1,473,541

Net investment income (loss)	(83,476)	51,853

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,017,779	(22,397,443)
Change in net unrealized appreciation (depreciation) of
Investments	15,888,460	27,512,072
Net realized and unrealized gain	22,906,239	5,114,629

Increase in net assets from operations	$22,822,763	$5,166,482

1 For the five month period ended March 31, 2010. The Fund changed its fiscal year end from October 31 to March 31.

See notes to financial statements

Annual report | Small Company Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	3-31-10[1]	10-31-09	10-31-08

Increase (decrease) in net assets

From operations
Net investment income (loss)	($83,476)	$51,853	$280,493
Net realized gain (loss)	7,017,779	(22,397,443)	(25,023,741)
Change in net unrealized
appreciation (depreciation)	15,888,460	27,512,072	(33,995,492)

Increase (decrease) in net assets resulting
from operations	22,822,763	5,166,482	(58,738,740)

Distributions to shareholders
From net investment income
Class A	(89,814)	(165,164)	(57,208)
Class I	(76,915)	(67,134)	(46,530)
From net realized gain
Class A	—	—	(24,356,642)

Total distributions	(166,729)	(232,298)	(24,460,380)

From Fund share transactions (Note 5)	(4,491,462)	(25,905,731)	4,988,177

Total increase (decrease)	18,164,572	(20,971,547)	(78,210,943)

Net assets

Beginning of period	109,336,488	130,308,035	208,518,978

End of period	$127,501,060	$109,336,488	$130,308,035

Undistributed (accumulated distributions in	($56)	$166,181	$231,937
excess of) net investment income

1 For the five month period ended March 31, 2010. The Fund changed its fiscal year end from October 31 to March 31.

See notes to financial statements

18	Small Company Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	3-31-10[1,2]	10-31-09	10-31-08[3]	10-31-07	10-31-06	10-31-05

Per share operating performance

Net asset value, beginning of period	$14.68	$13.83	$22.55	$23.04	$22.40	$23.77
Net investment income (loss)[4]	(0.02)	—[5]	0.05	(0.04)	(0.05)	0.03
Net realized and unrealized gain (loss)
on investments	3.18	0.87	(6.01)	2.06	4.24	2.47
Total from investment operations	3.16	0.87	(5.96)	2.02	4.19	2.50
Less distributions
From net investment income	(0.02)	(0.02)	(0.01)	(0.01)	—	(0.01)
From net realized gain	—	—	(2.75)	(2.50)	(3.55)	(3.86)
Total distributions	(0.02)	(0.02)	(2.76)	(2.51)	(3.55)	(3.87)
Net asset value, end of period	$17.82	$14.68	$13.83	$22.55	$23.04	$22.40
Total return (%) [6,7]	21.51[8]	6.34	(29.67)	9.43	21.07	11.07

Ratios and supplemental data

Net assets, end of period (in millions)	$92	$87	$104	$209	$212	$163
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.66[9]	1.42	1.37	1.30	1.27	1.25
Expenses net of fee waivers	1.39[9]	1.39	1.31	1.25	1.24	1.20
Expenses net of fee waivers
and credits	1.39[9]	1.39	1.31	1.25	1.24	1.20
Net investment income (loss)	(0.23)[9]	(0.01)	0.27	(0.20)	(0.17)	0.09
Portfolio turnover (%)	42[11]	155	177	132	135[10]	169

1 For the five month period ended March 31, 2010. The Fund changed its fiscal year end from October 31 to March 31.

2 After the close of business on December 11, 2009, holders of Investor Class Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Small Company Fund. These shares were first offered on December 14, 2009. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class A.

3 Prior to May 1, 2008, Investor Class shares were offered as Institutional Class shares.

4 Based on the average daily shares outstanding.

5 Less than ($0.005) per share.

6 Assumes dividend reinvestment (if applicable).

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 Includes the effects of in-kind transactions. If the in-kind transactions were not included, the Portfolio Turnover Rate would have been 127%.

11 Portfolio turnover is shown for the period from November 1, 2009 to March 31, 2010.

See notes to financial statements

Annual report | Small Company Fund	19

CLASS I SHARES Period ended	3-31-10[1,2]	10-31-09	10-31-08[3]

Per share operating performance

Net asset value, beginning of period	$14.71	$13.84	$17.99
Net investment income[4]	—[5]	0.03	0.04
Net realized and unrealized gain (loss) on investments	3.18	0.87	(4.17)
Total from investment operations	3.18	0.90	(4.13)
Less distributions
From net investment income	(0.05)	(0.03)	(0.02)
Net asset value, end of period	$17.84	$14.71	$13.84
Total return (%) [6,7]	21.67[8]	6.56	(22.95)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$23	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[9]	1.17	1.18[9]
Expenses net of fee waivers	1.14[9]	1.14	1.08[9]
Expenses net of fee waivers and credits	1.14[9]	1.14	1.08[9]
Net investment income	0.01[9]	0.24	0.55[9]
Portfolio turnover (%)	42[10]	155	177

1 For the five month period ended March 31, 2010. The Fund changed its fiscal year end from October 31 to March 31.

2 After the close of business on December 11, 2009, holders of Institutional Class Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Small Company Fund. These shares were first offered on December 14, 2009. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class I.

3 Commenced operations on May 1, 2008.

4 Based on the average daily shares outstanding.

5 Less than $0.005 per share.

6 Assumes dividend reinvestment (if applicable).

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 Portfolio turnover is shown for the period from November 1, 2009 to March 31, 2010.

CLASS ADV SHARES Period ended	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$15.71
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	2.12
Total from investment operations	2.11
Net asset value, end of period	$17.82
Total return (%)[3,4]	13.43[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.76[7]
Expenses net of fee waivers	1.33[7]
Expenses net of fee waivers and credits	1.33[7]
Net investment loss	(0.17)[7]
Portfolio turnover (%)	42[8]

1 Period from 12-14-09 (inception date) to 3-31-10.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period November 1, 2009 to March 31, 2010.

See notes to financial statements

20	Small Company Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Small Company Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

The Fund is the accounting and performance successor of the Predecessor Fund. At the close of business on December 11, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund. Certain prior year amounts have been reclassified to conform with current year presentation.

Affiliates of the Fund owned 41% of shares of beneficial interest of Class ADV shares on March 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, all investments for the Fund are categorized as Level 1 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices

Annual report | Small Company Fund	21

are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the period ended March 31, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the

22	Small Company Fund | Annual report

class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $38,046,648 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of March 31, 2010. Net capital losses of $539,179 that are a result of security transactions occurring after October 31, 2009 are treated as occurring on April 1, 2010, the first day of the Fund’s next taxable year.

At March 31, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT MARCH 31
2015	2016

$15,901,391	$22,145,257

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the periods ended March 31, 2010, October 31, 2009 and October 31, 2008 was as follows:

	MARCH 31, 2010	OCTOBER 31, 2009	OCTOBER 31, 2008

Ordinary Income	$166,729	$232,298	$10,771,353

Long-Term Capital Gain	—	—	13,689,027

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Annual report | Small Company Fund	23

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Prior to December 11, 2009, certain officers of the Advisors Inner Circle Fund (the Predecessor Fund’s Trust) were also officers of SEI Investments Global Funds Services (the Administrator), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Company (the Predecessor Fund’s Distributor). Such officers were paid no fees by the Predecessor Fund’s Trust for serving as officers of the Predecessor Fund’s Trust. A portion of the services provided by the Chief Compliance Officer (CCO) and his staff, whom are employees of the Administrator, were paid for by the Predecessor Fund‘s Trust as incurred. The services include regulatory oversight of the Predecessor Fund‘s Trust advisor and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Predecessor Fund‘s Trust Board.

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.85% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.80% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Fiduciary Management Associates, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended March 31, 2010 were equivalent to an annual effective rate of 0.86% of the Fund’s average daily net assets.

Effective December 11, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.34%, 1.11% and 1.34% for Class A, Class 1 and Class ADV shares, respectively. The expense reimbursements and limits will continue in effect until December 11, 2010 for Class A shares and December 11, 2011 for Class I and ADV shares, and thereafter until terminated by the Adviser on notice to the Trust.

Accordingly, the expense reductions or reimbursements related to these agreement were $102,481, $4,419 and $240, for Class A, Class I and Class ADV shares, respectively, for the period ended March 31, 2010.

Prior to December 11, 2009, the Predecessor Fund and the Administrator were parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio’s average daily net assets.

For the period ended October 31, 2009, the Predecessor Fund directed certain portfolio trades to the Predecessor Fund’s Distributor, via a network of executing brokers, who paid a portion of the Predecessor Fund’s expenses. Under this arrangement, the Predecessor Fund had expenses reduced by $37,977, which was used to pay administration expenses. These amounts were included in the expense reductions on the Statement of Operations.

24	Small Company Fund | Annual report

Prior to December 11, 2009, under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the Predecessor Fund’s Adviser), provided investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense wasincurred. The accounting and legal services fees incurred for the period ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class ADV shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class ADV	0.25%

Prior to December 11, 2009, the Predecessor Fund has adopted a 12b-1 plan for Investor Shares that provides that the Predecessor Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Investor Shares’ average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,663 for the period ended March 31, 2010. Of this amount, $1,259 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,404 was paid as sales commissions to broker-dealers.

Transfer agent fees. Effective December 11, 2009, the Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A and ADV shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all share classes except Class ADV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the period ended March 31, 2010 were:

	Distribution and	Transfer	State	Printing and
Share class	service fees	agent fees	registration fees	postage fees

Class A	$106,569	$79,632	$2,720	$13,603
Class I	—	3,513	2,803	2,102
Class ADV	42	236	1	3
Total	$106,611	$83,381	$5,524	$15,708

From November 1, 2009 to December 11, 2009, the Fund’s transfer agent fees and printing and postage fees were $21,339 and $2,000, respectively.

Annual report | Small Company Fund	25

For the period ended October 31, 2009, the only class level expense was $215,456 of distribution and services fees for Investor Class.

For the period ended October 31, 2009 and from November 1, 2009 to December 11, 2009, DST Systems, Inc. served as the transfer agent and dividend disbursing agent for the Predecessor Fund under a transfer agency agreement. The Predecessor Fund earned cash management credits which were used to offset transfer agent expenses. During the year ended October 31, 2009, the Predecessor Fund had transfer agent expenses reduced by $1,905. These amounts were included in the expense reductions on the Statement of Operations. There were no cash management credits from November 1, 2009 to December 11, 2009.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the periods ended March 31, 2010, October 31, 2009 and October 31, 2008 were as follows:

	Period ended 3-31-10		Year ended 10-31-09		Year ended 10-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	436,923	$7,481,082	1,121,281	$14,394,716	2,074,197	$36,070,096
Distributions
reinvested	5,373	83,872	11,880	153,251	1,170,587	21,997,394
Repurchased	(1,190,634)	(19,439,329)	(2,717,492)	(34,890,126)	(5,005,952)	(85,663,716)

Net decrease	(748,338)	($11,874,375)	(1,584,331)	($20,342,159)	(1,761,168)	($27,596,226)

Class I shares

Sold	580,444	$9,479,362	448,819	$5,597,754	2,047,098	$34,312,813
Distributions
reinvested	4,761	74,319	4,884	63,003	2,745	43,624
Repurchased	(135,551)	(2,234,345)	(842,105)	(11,224,329)	(114,541)	(1,772,034)

Net increase
(decrease)	449,654	$7,319,336	(388,402)	($5,563,572)	1,935,302	$32,584,403

Class ADV shares[1]

Sold	3,900	$63,577	—	—	—	—

Net increase	3,900	$63,577	—	—	—	—
Net increase
(decrease)	(294,784)	($4,491,462)	(1,972,733)	($25,905,731)	174,134	$4,988,177

[1] Period from 12-14-09 (inception date) to 3-31-10.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities aggregated $47,904,448 and $56,031,981, respectively, for the period ended March 31, 2010.

Note 7 — Reorganization

At the close of business on December 11, 2009, the Fund acquired all the assets and liabilities of FMA Small Company Portfolio (the Acquired Fund) in exchange for the Class A and Class I shares of the Fund. The Fund had no assets, liabilities or operations prior to the reorganization.

26	Small Company Fund | Annual report

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of the Fund’s shares. The reorganization was intended to allow the Fund to be better positioned to increase asset size and achieve additional economies of scale by achieving net prices on securities trades and spread fixed expenses over a larger asset base. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Investor Class and Institutional Class of the Acquired Fund have been redesignated as that of Class A and Class I of the Fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisers of both the Acquired Fund and the Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 11, 2009. The following outlines the reorganization:

	ACQUIRED NET ASSET	APPRECIATION OF
	VALUE OF THE	ACQUIRED FUND’S	SHARES ISSUED BY	TOTAL NET ASSETS
ACQUIRED FUND	ACQUIRED FUND	INVESTMENTS	THE FUND	AFTER COMBINATION

FMA Small Company
Portfolio	$114,978,635	$13,294,586	7,316,559	$114,978,635

At the time of the reorganization, certain capital loss carryforward attributable to the Acquired Fund may be able to be used by the Fund to offset future net realized capital gains. To the extent that such carryforward are used by the Fund, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganization may be limited in any given year. Capital loss carryforwards transferred from the Acquired Fund to the Fund were $23,032,363 and $22,145,257 and expire on March 31, 2015 and March 31, 2016, respectively.

See Note 5 for capital shares issued in connection with the above referenced reorganization.

Annual report | Small Company Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Company Fund (formerly FMA Small Company Portfolio) (the “Fund”) at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

28	Small Company Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended March 31, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended March 31, 2010, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Small Company Fund	29

Board Consideration of the Investment Advisory Agreement and Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Fiduciary Management Associates, LLC (the Subadviser) for the John Hancock Small Company Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on June 8, 2009 and August 31–September 1, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee, Compliance Committee, Investment Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund;

(ii) historical performance information of a similar fund managed by the Subadviser that was proposed for adoption into theFund;

(iii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the investment policies and restrictions, and with the applicable Code of Ethics;

(iv) the responsibilities of the Adviser’s and Subadviser’s compliance department, and a report from the Fund’s Chief Compliance Officer (CCO) regarding the CCO Office’s review of the Subadviser’s compliance program;

(v) the background and experience of seniormanagement and investment professionals, and

(vi) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser, and an in-person presentation from representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the

30	Small Company Fund | Annual report

Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information presented by the Adviser comparing the Advisory Agreement Rate with the average and median fee paid by similar funds. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for similar funds. The Board in its business judgment, concluded that the Advisory Agreement Rate was reasonable.

The Board also obtained information about the investment sub-advisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board in its business judgment, concluded that the Subadvisory Agreement Rate was reasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients. The Board in its business judgment, concluded that the Advisory Agreement Rate was reasonable, taking into account fee rates offered to others by the Adviser after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

Annual report | Small Company Fund	31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

32	Small Company Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Small Company Fund	33

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

34	Small Company Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
VicePresident, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Small Company Fund	35

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Fiduciary Management Associates, LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer
The report is certified under the Sarbanes-Oxley
Charles A. Rizzo	Act, which requires mutual funds and other public
Chief Financial Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Michael J. Leary	is fairly and accurately stated in all material respects.
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Small Company Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Company Fund.	3480A 3/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Stanley Martin who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”) for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $181,363 for the fiscal year ended March 31, 2010 (broken out as follows: John Hancock Leveraged Companies Fund - $29,876, John Hancock Rainier Growth Fund - $35,013, John Hancock Disciplined Value Fund - $28,403, John Hancock Small Cap Opportunities Fund - $28,733, John Hancock Core High Yield Fund -$29,105 and John Hancock Small Company Fund $30,233)(John Hancock Core High Yield Fund and John Hancock Small Company Fund began operations 4-30-09 and 12-11-09, respectively) and $201,081 for the fiscal year ended March 31, 2009 (broken out as follows: John Hancock Leveraged Companies Fund - $52,421, John Hancock Rainier Growth Fund - $68,252, John Hancock Disciplined Value Fund - $41,054 and John Hancock Small Cap Opportunities Fund -$39,354).

(b) Audit-Related Services

Audit-related fees for assurance and related services by PWC amounted to $7,104 for the fiscal year ended March 31, 2010 (broken out as follows: John Hancock Leveraged Companies Fund -$1,184, John Hancock Rainier Growth Fund - $1,184, John Hancock Disciplined Value Fund -$1,184, John Hancock Small Cap Opportunities Fund - $1,184, John Hancock Core High Yield Fund - $1,184 and John Hancock Small Company Fund $1,184) and $0 for the fiscal year ended March 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services comprising the out-of-pocket expenses was testing conversion of accounting records from one service provider to another involving multiple service providers in the registrant’s initial year.

(c) Tax Fees

The aggregate fees billed for professional services rendered by PWC for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $14,355 for the fiscal year ended March 31, 2010 (broken out as follows: John Hancock Leveraged Companies Fund - $1,022, John Hancock Rainier Growth Fund - $1,687, John Hancock Disciplined Value Fund - $2,136, John Hancock Small Cap Opportunities Fund - $2,325, John Hancock Core High Yield Fund - $3,860 and John Hancock Small Company Fund - $3,325) and $15,742 for the fiscal year ended March 31, 2009 (broken out as follows: John Hancock Leveraged Companies Fund - $4,039, John Hancock Rainier Growth Fund - $3,901, John Hancock Disciplined Value Fund - $3,901 and John Hancock Small Cap Opportunities Fund - $3,901). The nature of the services comprising the tax fees was the review of the registrant’s income and excise tax returns and tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) amounted to $330 for the fiscal year ended March 31, 2010 (broken out as follows: John Hancock Leveraged Companies Fund - $55, John Hancock Rainier Growth Fund - $55, John Hancock Disciplined Value Fund - $55, John Hancock Small Cap Opportunities Fund - $55, John Hancock Core High Yield Fund - $55 and John Hancock Small Company Fund $55)and $0 for the fiscal year ended March 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to PWC for the Reporting Period, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by PWC for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal year ended March 31, 2010 were $5,416,301 and for the fiscal year ended March 31, 2009 were $8,567,324.

(h) The registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered by PWC to the investment adviser and any control affiliate that provides services that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman William H. Cunningham Deborah C. Jackson .

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant's principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: May 25, 2010

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: May 25, 2010